UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

The Report to Stockholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Manager Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited)

For the Period Ended September 30, 2013

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Summary Tables (Unaudited)

September 30, 2013

Geographic Breakdown	Percentage of Total Net Assets
United States	56.3%
Cayman Islands	4.0
Bermuda	1.3
Netherlands	1.2
Brazil	1.1
United Kingdom	1.1
Japan	1.0
Sweden	0.9
Canada	0.8
Ireland	0.7
Finland	0.7
France	0.6
Switzerland	0.6
Luxembourg	0.5
Puerto Rico	0.4
Belgium	0.3
China	0.3
Germany	0.3
Denmark	0.2
Hong Kong	0.2
Mexico	0.2
Norway	0.2
Republic of Korea	0.2
Spain	0.2
Chile	0.1
Greece	0.1
Italy	0.1
Nigeria	0.1
Poland	0.1
Singapore	0.1
Bahamas	0.0	[1]
Columbia	0.0	[1]
Curacao	0.0	[1]
India	0.0	[1]
Israel	0.0	[1]
Peru	0.0	[1]
Russia	0.0	[1]
South Africa	0.0	[1]
Taiwan	0.0	[1]
Other	2.7	[2]
Securities Sold Short	(16.6)
Other Assets and Liabilties	40.0

Total	100.0%

[1]	Represents less than 0.01%.
[2]	Includes Foreign Government, U.S. Treasury Notes, Exchange-Traded Funds and Purchased Options.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Summary Tables (Continued) (Unaudited)

September 30, 2013

Portfolio Composition	Percentage of Total Net Assets
Common Stock	32.9%
Corporate Bonds & Notes	23.1%
Mortgage-Backed Securities	6.9%
U.S. Government Sponsored Agency Securities	3.0%
Investment in Investee Fund	2.4%
Bank Loans	1.9%
Trade Claims	1.8%
Foreign Government	1.7%
Convertible Bonds	1.6%
U.S. Treasury Notes	0.5%
Asset-Backed Securities	0.2%
Exchange-Traded Funds	0.2%
Preferred Stock	0.1%
Other[1]	0.3%
Securities Sold Short	(16.6)%
Other Assets	40.0%

Total	100.0%

[1]	Includes Purchased Options.

Credit Quality Allocation[2]	Percentage of Total Investments in Securities
AAA/Aaa[3]	4.5%
A	1.4
BBB/Baa	2.3
BB/Ba	3.6
B	9.2
CCC/Caa	9.3
Ca	0.1
D	0.6
Not Rated	22.1
Other[4]	46.9

Total Investments in Securities	100.0%

[2]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[3]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.
[4]	Includes Common Stock, Preferred Stock, Exchange-Traded Funds, Investment in Investee Fund and Purchased Options.

Industry Allocation	Percentage of Total Net Assets
Financial	18.7%
Pharmaceuticals	4.4
Insurance	2.9
Consumer, Cyclical	2.8
Communications	2.5
Commercial Banks	2.4
Health Care Equipment & Supplies	2.2
Diversified Financial Services	1.6
Energy	1.6
Biotechnology	1.5
Consumer, Non-cyclical	1.4
Capital Markets	1.3
Life Sciences Tools & Services	1.2
Health Care Providers & Services	1.2
Real Estate Investment Trusts (REITs)	1.1
Oil, Gas & Consumable Fuels	1.0
Hotels, Restaurants & Leisure	0.9
Household Products	0.9

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Summary Tables (Continued) (Unaudited)

September 30, 2013

Industry Allocation	Percentage of Total Net Assets
Internet Software & Services	0.8
Real Estate Management & Development	0.8
Beverages	0.7
Thrifts & Mortgage Finance	0.7
Media	0.6
Industrial	0.6
Technology	0.5
Tobacco	0.5
Specialty Retail	0.5
Trading Companies & Distributors	0.5
Chemicals	0.5
Airlines	0.3
Automobiles	0.3
Transportation Infrastructure	0.3
Communications Equipment	0.3
Semiconductors & Semiconductor Equipment	0.3
Software	0.3
Food Products	0.3
Road & Rail	0.2
Internet & Catalog Retail	0.2
IT Services	0.2
Auto Components	0.2
Basic Materials	0.2
Electronic Equipment, Instruments & Components	0.2
Utilities	0.2
Aerospace & Defense	0.1
Containers & Packaging	0.1
Food & Staples Retailing	0.1
Industrial Conglomerates	0.1
Building Products	0.1
Wireless Telecommunication Services	0.1
Energy Equipment & Services	0.1
Multiline Retail	0.1
Computers & Peripherals	0.1
Metals & Mining	0.1
Commercial Services & Supplies	0.1
Construction & Engineering	0.1
Diversified Telecommunication Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Paper & Forest Products	0.1
Machinery	0.0	[1]
Professional Services	0.0	[1]
Air Freight & Logistics	0.0	[1]
Diversified Consumer Services	0.0	[1]
Marine	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Summary Tables (Continued) (Unaudited)

September 30, 2013

Industry Allocation	Percentage of Total Net Assets
Personal Products	0.0	[1]
Electric Utilities	0.0	[1]
Electrical Equipment	0.0	[1]
Gas Utilities	0.0	[1]
Leisure Equipment & Products	0.0	[1]
Construction Materials	0.0	[1]
Distributors	0.0	[1]
Household Durables	0.0	[1]
Other	15.2	[2]
Securities Sold Short	(16.6)
Other Assets and Liabilities	40.0

Total Investments	100.0%

[1]	Represents less than 0.01%.
[2]

Includes Asset-Backed Securities, Foreign Government, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, U.S. Treasury Notes, Exchange-Traded Funds, Investment in Investee Fund and Purchased Options.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited)

September 30, 2013

Security Description	Shares	Value

COMMON STOCK — 32.9%
Bahamas — 0.0%
Marine — 0.0%
Ultrapetrol Bahamas Ltd. (a),(d)	1,300	$4,862

Total Bahamas		4,862

Belgium — 0.3%
Beverages — 0.1%
Anheuser-Busch InBev NV	10,048	996,739

Insurance — 0.2%
Ageas	45,119	1,828,279

Total Belgium		2,825,018

Bermuda — 0.4%
Energy Equipment & Services — 0.1%
Seadrill Ltd. (d)	20,300	915,124

Hotels, Restaurants & Leisure — 0.0%
Orient-Express Hotels Ltd. A Shares (a),(d)	16,300	211,574

Insurance — 0.3%
Aspen Insurance Holdings Ltd. (d)	13,800	500,802
Assured Guaranty Ltd. (b),(d)	137,637	2,580,694
Tower Group International Ltd.	100	700

		3,082,196

IT Services — 0.0%
Genpact Ltd. (a),(d)	500	9,440

Oil, Gas & Consumable Fuels — 0.0%
Teekay Corp. (d)	1,000	42,750

Total Bermuda		4,261,084

Brazil — 0.2%
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (d)	1,500	12,960

Insurance — 0.1%
Brasil Insurance Participacoes e Administracao SA	93,200	836,836

Metals & Mining — 0.1%
Vale SA ADR	44,264	690,961

Oil, Gas & Consumable Fuels — 0.0%
Cosan Ltd. A Shares	28,555	438,891

Total Brazil		1,979,648

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Canada — 0.3%
Communications Equipment — 0.0%
Sierra Wireless, Inc. (a),(d)	300	$4,911

Electronic Equipment, Instruments & Components — 0.0%
Celestica, Inc. (a),(d)	1,600	17,648

Food Products — 0.0%
SunOpta, Inc. (a),(d)	1,000	9,720

Life Sciences Tools & Services — 0.0%
Nordion, Inc. (a),(b),(d)	6,100	52,643

Metals & Mining — 0.0%
Dominion Diamond Corp. (a),(d)	1,200	14,628
Nevsun Resources Ltd. (d)	4,400	13,948
Yamana Gold, Inc. (d)	5,600	58,240

		86,816

Oil, Gas & Consumable Fuels — 0.0%
Gran Tierra Energy, Inc. (a),(b),(d)	37,500	265,875

Paper & Forest Products — 0.0%
Domtar Corp. (d)	1,800	142,956

Thrifts & Mortgage Finance — 0.3%
Home Capital Group, Inc.	37,000	2,587,360

Trading Companies & Distributors — 0.0%
MFC Industrial Ltd. (d)	100	840

Total Canada		3,168,769

Cayman Islands — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Fabrinet (a),(d)	2,600	43,784

Total Cayman Islands		43,784

Chile — 0.1%
Capital Markets — 0.1%
Administradora de Fondos de Pensiones Provida SA ADR (b),(d)	3,300	273,669

Real Estate Management & Development — 0.0%
Parque Arauco SA	82,898	158,925

Total Chile		432,594

China — 0.3%
Biotechnology — 0.0%
Sinovac Biotech Ltd. (a),(d)	1,300	7,774

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Chemicals — 0.0%
Yongye International, Inc. (a),(d)	1,200	$7,428

Communications Equipment — 0.0%
UTStarcom Holdings Corp. (a),(d)	900	2,475

Diversified Consumer Services — 0.0%
TAL Education Group ADR (d)	300	4,350

Electrical Equipment — 0.0%
Lihua International, Inc. (a),(d)	1,800	8,964

Electronic Equipment, Instruments & Components — 0.0%
NAM TAI Electronics, Inc. (b),(d)	5,200	40,404

Insurance — 0.0%
CNINSURE, Inc. ADR (a),(d)	300	1,575

Internet & Catalog Retail — 0.0%
Ctrip.com International Ltd. ADR (a),(d)	600	35,058

Internet Software & Services — 0.3%
Forgame Holdings Ltd. (a)	3,800	24,987
NetEase, Inc. ADR (b),(d)	2,200	159,742
Phoenix New Media Ltd. ADR (a),(b),(d)	7,100	79,875
Qihoo 360 Technology Co. Ltd. ADR (a),(b),(d)	23,600	1,963,520
Sohu.com, Inc. (a),(b),(d)	1,000	78,830
SouFun Holdings Ltd. ADR (d)	4,000	206,560

		2,513,514

IT Services — 0.0%
iSoftStone Holdings Ltd. ADR (a),(d)	4,900	24,108

Life Sciences Tools & Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a),(d)	1,300	35,620

Real Estate Management & Development — 0.0%
Xinyuan Real Estate Co. ADR (b),(d)	23,900	143,639

Semiconductors & Semiconductor Equipment — 0.0%
Jinksolar Holding Co. ADR (a),(d)	3,700	83,435
ReneSola Ltd. ADR (a),(d)	3,200	15,968
Trina Solar Ltd. ADR (a),(b),(d)	8,600	132,956

		232,359

Software — 0.0%
AsiaInfo-Linkage, Inc. (a),(d)	100	1,154
Changyou.com Ltd. ADR (a),(d)	400	14,208
Giant Interactive Group, Inc. ADR (d)	3,700	33,744

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
NQ Mobile, Inc. ADR (a),(b),(d)	9,300	$202,647
Perfect World Co. Ltd. ADR (b),(d)	6,300	125,370
Shanda Games Ltd. ADR (a),(d)	8,500	33,235

		410,358

Total China		3,467,626

Colombia — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Pacific Rubiales Energy Corp.	14,780	291,855

Total Columbia		291,855

Curacao — 0.0%
Health Care Equipment & Supplies — 0.0%
Orthofix International NV (a),(d)	900	18,774

Total Curacao		18,774

Denmark — 0.2%
Commercial Banks — 0.2%
Jyske Bank A/S (a)	32,329	1,607,578

Total Denmark		1,607,578

France — 0.3%
Commercial Banks — 0.3%
BNP Paribas SA	39,421	2,666,613

Total France		2,666,613

Germany — 0.2%
Automobiles — 0.0%
Volkswagen AG (d)	1,712	388,377

Real Estate Management & Development — 0.1%
Deutsche Wohnen AG	13,555	242,565
GSW Immobilien AG	5,075	222,964
LEG Immobilien AG	13,040	749,097

		1,214,626

Trading Companies & Distributors — 0.1%
Brenntag AG	1,368	227,739

Total Germany		1,830,742

Greece — 0.0%
Marine — 0.0%
Diana Shipping, Inc. (a),(d)	1,200	14,484
Navios Maritime Holdings, Inc. (d)	800	5,696
Navios Maritime Partners LP (d)	200	2,928
Safe Bulkers, Inc. (d)	10,400	70,720

		93,828

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Capital Product Partners LP (d)	4,800	$43,200
StealthGas, Inc. (a),(d)	600	5,484

		48,684

Total Greece		142,512

Hong Kong — 0.2%
Hotels, Restaurants & Leisure — 0.1%
Melco Crown Entertainment Ltd. ADR (a),(b),(d)	27,200	865,776

Insurance — 0.1%
AIA Group Ltd.	345,000	1,623,422

Total Hong Kong		2,489,198

India — 0.0%
IT Services — 0.0%
WNS Holdings Ltd. ADR (a),(d)	200	4,244

Metals & Mining — 0.0%
Sesa Goa Ltd. ADR (a),(b)	1,620	18,257

Total India		22,501

Ireland — 0.3%
Biotechnology — 0.0%
Elan Corp. PLC ADR (a),(b),(d)	15,700	244,606

Computers & Peripherals — 0.0%
Seagate Technology PLC (d)	4,200	183,708

Insurance — 0.1%
XL Group PLC	28,700	884,534

Life Sciences Tools & Services — 0.0%
ICON PLC (a),(d)	3,400	139,162

Pharmaceuticals — 0.2%
Jazz Pharmaceuticals PLC (a),(d)	1,100	101,167
Warner Chilcott PLC Class A (b),(d)	71,500	1,633,775

		1,734,942

Trading Companies & Distributors — 0.0%
Fly Leasing Ltd. ADR (d)	1,400	19,432

Total Ireland		3,206,384

Israel — 0.0%
Communications Equipment — 0.0%
Audiocodes Ltd. (a),(d)	5,500	38,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 0.0%
Orbotech Ltd. (a),(d)	200	$2,398

Health Care Equipment & Supplies — 0.0%
Given Imaging Ltd. (a),(d)	400	7,692
Syneron Medical Ltd. (a),(d)	100	862

		8,554

Semiconductors & Semiconductor Equipment — 0.0%
Nova Measuring Instruments Ltd. (a),(d)	300	2,661

Wireless Telecommunication Services — 0.0%
Cellcom Israel Ltd. (a),(d)	600	6,630
Partner Communications Co. Ltd. ADR (d)	1,600	12,624

		19,254

Total Israel		71,367

Italy — 0.1%
Capital Markets — 0.1%
Banca Generali SpA	46,086	1,042,365

Total Italy		1,042,365

Japan — 1.0%
Capital Markets — 0.1%
Ichiyoshi Securities Co. Ltd.	69,100	1,022,363

Health Care Equipment & Supplies — 0.5%
Olympus Corp. (a),(c),(j)	161,296	4,926,985

Insurance — 0.1%
Tokio Marine Holdings, Inc.	31,800	1,042,564

Tobacco — 0.3%
Japan Tobacco, Inc. (c),(j)	104,986	3,784,718

Wireless Telecommunication Services — 0.0%
NTT DOCOMO, Inc. ADR (d)	100	1,622

Total Japan		10,778,252

Luxembourg — 0.1%
Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA (a)	200	28,002
GAGFAH SA (a)	82,279	1,071,443

Total Luxembourg		1,099,445

Mexico — 0.2%
Commercial Banks — 0.0%
Grupo Financiero Banorte SAB de CV O Shares	14,876	92,885

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Hoteles City Express SAB de CV (a)	142,586	$230,499

Multiline Retail — 0.0%
Grupo Sanborns SA de CV	107,876	223,260

Real Estate Investment Trusts (REITs) — 0.1%
Fibra Uno Administracion SA de CV	31,397	86,975
Mexico Real Estate Management SA de CV	184,555	314,559
TF Administradora Industrial S de RL de CV	169,567	336,038

		737,572

Real Estate Management & Development — 0.0%
Corp. Inmobiliaria Vesta SAB de CV	215,300	397,884

Transportation Infrastructure — 0.1%
OHL Mexico SAB de CV (a)	239,153	631,249

Total Mexico		2,313,349

Netherlands — 0.9%
Diversified Financial Services — 0.2%
ING Groep NV CVA (a),(d)	195,553	2,218,936

Diversified Telecommunication Services — 0.1%
Ziggo NV	13,270	537,730

Energy Equipment & Services — 0.0%
Frank’s International NV (a)	100	2,993

Health Care Equipment & Supplies — 0.0%
Tornier NV (a),(d)	400	7,732

Insurance — 0.2%
Delta Lloyd NV	118,329	2,520,455

IT Services — 0.0%
InterXion Holding NV (a),(d)	1,000	22,240

Machinery — 0.0%
CNH Industrial NV (d)	766	9,570

Software — 0.0%
AVG Technologies NV (a),(d)	2,700	64,638

Trading Companies & Distributors — 0.4%
AerCap Holdings NV (a)	223,556	4,350,400

Total Netherlands		9,734,694

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Norway — 0.2%
Commercial Banks — 0.2%
DNB ASA	99,625	$1,512,888

Total Norway		1,512,888

Peru — 0.0%
Metals & Mining — 0.0%
Cia de Minas Buenaventura SAA ADR (d)	1,400	16,394

Total Peru		16,394

Poland — 0.1%
Commercial Banks — 0.1%
Alior Bank SA (a)	48,061	1,384,471

Total Poland		1,384,471

Puerto Rico — 0.4%
Commercial Banks — 0.4%
First BanCorp (a)	320,322	1,819,429
OFG Bancorp	60,820	984,676
Popular, Inc. (a)	29,190	765,653

		3,569,758

Health Care Providers & Services — 0.0%
Triple-S Management Corp. B Shares (a),(d)	600	11,034

Total Puerto Rico		3,580,792

Republic of Korea — 0.2%
Automobiles — 0.1%
Hyundai Motor Co.	2,714	633,212

Semiconductors & Semiconductor Equipment — 0.1%
Magnachip Semiconductor Corp. (a),(d)	2,200	47,366
Samsung Electronics Co. Ltd.	874	1,111,722

		1,159,088

Total Republic of Korea		1,792,300

Russia — 0.0%
Media — 0.0%
CTC Media, Inc. (d)	5,700	59,907

Wireless Telecommunication Services — 0.0%
Mobile Telesystems OJSC ADR (a),(d)	2,800	62,328

Total Russia		122,235

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Singapore — 0.1%
Electronic Equipment, Instruments & Components — 0.0%
Flextronics International Ltd. (a),(d)	6,100	$55,449

Machinery — 0.0%
China Yuchai International Ltd. (d)	1,100	26,147

Real Estate Investment Trusts (REITs) — 0.1%
Ascendas Real Estate Investment Trust	26,444	48,115
CapitaCommercial Trust	87,522	101,049
CapitaMall Trust	30,906	48,288
CDL Hospitality Trusts	38,633	50,148
Mapletree Logistics Trust	57,500	49,087
Suntec Real Estate Investment Trust	38,937	50,717

		347,404

Semiconductors & Semiconductor Equipment — 0.0%
Kulicke & Soffa Industries, Inc. (a),(d)	9,600	110,880

Total Singapore		539,880

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR (d)	5,600	25,592
Harmony Gold Mining Co. Ltd. ADR (b),(d)	16,900	57,122

		82,714

Software — 0.0%
Net 1 UEPS Technologies, Inc. (a),(d)	2,700	32,427

Total South Africa		115,141

Spain — 0.2%
Insurance — 0.1%
Mapfre SA	285,793	1,023,026

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA	54,383	1,056,943

Total Spain		2,079,969

Sweden — 0.9%
Commercial Services & Supplies — 0.0%
Securitas AB B Shares	18,574	212,093

Household Products — 0.9%
Svenska Cellulosa AB B Shares (c)	358,195	9,026,244

Total Sweden		9,238,337

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Switzerland — 0.6%
Capital Markets — 0.2%
Julius Baer Group Ltd.	35,321	$1,649,254

Construction & Engineering — 0.0%
Foster Wheeler AG (a),(d)	8,500	223,890

Pharmaceuticals — 0.3%
Roche Holding AG (c)	11,306	3,051,189

Specialty Retail — 0.0%
Dufry AG (a)	1,768	266,082

Transportation Infrastructure — 0.1%
Flughafen Zuerich AG	2,802	1,476,517

Total Switzerland		6,666,932

Taiwan — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
ChipMOS Technologies Bermuda Ltd. (d)	300	5,394
Silicon Motion Technology Corp. ADR (d)	300	3,918

Total Taiwan		9,312

United Kingdom — 0.9%
Commercial Banks — 0.1%
Standard Chartered PLC	59,677	1,429,725

Computers & Peripherals — 0.0%
Xyratex Ltd. (d)	1,200	13,356

Insurance — 0.3%
Direct Line Insurance Group PLC	304,225	1,050,032
St James’s Place PLC	244,854	2,436,350

		3,486,382

Oil, Gas & Consumable Fuels — 0.1%
BP PLC ADR (b),(d)	33,700	1,416,411

Pharmaceuticals — 0.2%
AstraZeneca PLC ADR (b),(d)	23,400	1,215,162
GlaxoSmithKline PLC ADR (b),(d)	4,500	225,765

		1,440,927

Real Estate Management & Development — 0.1%
Countrywide PLC	114,119	969,924

Specialty Retail — 0.0%
Kingfisher PLC	26,448	165,216

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Tobacco — 0.0%
British American Tobacco PLC ADR (b),(d)	1,100	$115,665

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC ADR (b),(d)	21,400	752,852

Total United Kingdom		9,790,458

United States — 24.2%
Aerospace & Defense — 0.1%
AAR Corp. (d)	200	5,466
American Science & Engineering, Inc. (d)	400	24,124
Esterline Technologies Corp. (a),(d)	600	47,934
Exelis, Inc. (b),(d)	24,200	380,182
GenCorp, Inc. (a),(d)	800	12,824
HEICO Corp. (d)	100	6,774
Hexcel Corp. (a),(d)	3,400	131,920
Orbital Sciences Corp. (a),(d)	3,800	80,484
Spirit Aerosystems Holdings, Inc. Class A (a),(d)	11,600	281,184
Taser International, Inc. (a),(d)	200	2,982
TransDigm Group, Inc. (d)	3,200	443,840

		1,417,714

Air Freight & Logistics — 0.0%
Air Transport Services Group, Inc. (a),(d)	3,300	24,717
Atlas Air Worldwide Holdings, Inc. (a),(d)	3,600	165,996
Pacer International, Inc. (a),(d)	800	4,952

		195,665

Airlines — 0.4%
Delta Air Lines, Inc. (b)	29,800	702,982
Hawaiian Holdings, Inc. (a),(d)	800	5,952
Republic Airways Holdings, Inc. (a),(d)	700	8,330
SkyWest, Inc. (d)	100	1,452
Spirit Airlines, Inc. (a),(b),(d)	14,738	505,071
United Continental Holdings, Inc. (a),(b),(d)	50,500	1,550,855
US Airways Group, Inc. (a),(b),(d)	46,800	887,328

		3,661,970

Auto Components — 0.2%
American Axle & Manufacturing Holdings, Inc. (a),(d)	4,500	88,740
Gentex Corp. (d)	1,300	33,267
Goodyear Tire & Rubber Co. (The) (a),(b),(d)	16,100	361,445
Modine Manufacturing Co. (a),(d)	1,000	14,630
Stoneridge, Inc. (a),(d)	400	4,324
Tower International, Inc. (a),(d)	800	15,992

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
TRW Automotive Holdings Corp. (a),(b),(d)	16,700	$1,190,877
Visteon Corp. (a),(d)	5,300	400,892

		2,110,167

Automobiles — 0.2%
Ford Motor Co. (d)	3,600	60,732
General Motors Co. (a),(b),(d)	23,100	830,907
Tesla Motors, Inc. (a),(b),(d)	3,600	696,312

		1,587,951

Beverages — 0.6%
Beam, Inc. (c),(d)	79,283	5,125,646
Coca-Cola Enterprises, Inc.	30,971	1,245,344

		6,370,990

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a),(c)	47,900	5,564,064
Biogen Idec, Inc. (a),(d)	1,900	457,444
Biospecifics Technologies Corp. (a),(d)	200	3,894
Dyax Corp. (a),(b),(d)	8,400	57,624
Emergent Biosolutions, Inc. (a),(d)	700	13,335
Geron Corp. (a),(d)	600	2,010
Gilead Sciences, Inc. (a),(b),(c),(j)	122,792	7,716,249
Incyte Corp. Ltd. (a),(d)	1,800	68,670
Myriad Genetics, Inc. (a),(d)	3,400	79,900
NPS Pharmaceuticals, Inc. (a),(b),(d)	18,500	588,485
PDL BioPharma, Inc. (b),(d)	84,600	674,262
Pharmacyclics, Inc. (a),(d)	1,100	152,262
Repligen Corp. (a),(d)	5,200	57,668
Targacept, Inc. (a),(d)	3,500	18,585

		15,454,452

Building Products — 0.1%
Gibraltar Industries, Inc. (a),(d)	100	1,426
Insteel Industries, Inc. (d)	300	4,830
Masco Corp. (d)	11,400	242,592
Owens Corning (a),(b),(d)	17,500	664,650
PGT, Inc. (a),(d)	400	3,964
USG Corp. (a),(b),(d)	15,300	437,274

		1,354,736

Capital Markets — 0.9%
American Capital Ltd. (a),(b),(d)	142,562	1,960,227
Ameriprise Financial, Inc.	17,410	1,585,703
Apollo Global Management LLC (b),(d)	3,200	90,432
Ares Capital Corp. (d)	24,000	414,960

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
BGC Partners, Inc. Class A (d)	100	$565
BlackRock Kelso Capital Corp. (b),(d)	17,200	163,228
BlackRock, Inc. (b)	3,407	922,002
Calamos Asset Management, Inc. Class A (b),(d)	6,600	65,934
Cowen Group, Inc. Class A (a),(d)	2,400	8,280
Gladstone Capital Corp. (d)	4,800	41,904
Gladstone Investment Corp. (d)	5,400	38,070
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	400	4,560
HFF, Inc. Class A (d)	2,300	57,615
Invesco Ltd.	29,760	949,344
KCAP Financial, Inc. (d)	100	898
LPL Financial Holdings, Inc. (d)	36,164	1,385,443
MCG Capital Corp. (d)	15,300	77,112
Medallion Financial Corp. (d)	300	4,464
MVC Capital, Inc. (d)	3,300	43,098
NGP Capital Resources Co. (d)	300	2,229
PennantPark Investment Corp. (d)	6,600	74,316
Solar Capital Ltd. (d)	1,000	22,170
WisdomTree Investments, Inc. (a),(b)	154,893	1,798,308

		9,710,862

Chemicals — 0.5%
A Schulman, Inc. (d)	400	11,784
Calgon Carbon Corp. (a),(d)	200	3,798
Chemtura Corp. (a),(d)	300	6,897
Cytec Industries, Inc. (d)	100	8,136
Innospec, Inc. (d)	200	9,332
Kraton Performance Polymers, Inc. (a),(d)	2,500	48,975
Monsanto Co. (b),(c),(j)	44,700	4,665,339
OM Group, Inc. (a),(d)	1,700	57,426
OMNOVA Solutions, Inc. (a),(d)	1,000	8,550
Quaker Chemical Corp. (d)	500	36,525
Westlake Chemical Corp. (b),(d)	300	31,398
WR Grace & Co. (a),(b),(d)	1,800	157,320

		5,045,480

Commercial Banks — 1.2%
1st United Bancorp Inc/Boca Raton (d)	400	2,932
Bank of Kentucky Financial Corp. (d)	100	2,731
BBCN Bancorp, Inc. (d)	600	8,256
Boston Private Financial Holdings, Inc. (b),(d)	3,000	33,300
CapitalSource, Inc. (d)	24,200	287,496
Central Pacific Financial Corp. (d)	900	15,930
CIT Group, Inc. (a),(d)	4,900	238,973
First Busey Corp. (d)	100	521

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
First Interstate Bancsystem, Inc. (d)	4,500	$108,675
First Republic Bank	21,451	1,000,260
Hanmi Financial Corp. (d)	2,200	36,454
Heritage Commerce Corp. (d)	1,200	9,180
Heritage Financial Corp. (d)	100	1,552
Intervest Bancshares Corp. (a),(d)	200	1,586
Macatawa Bank Corp. (a),(d)	100	538
MB Financial, Inc. (d)	1,800	50,832
Northrim BanCorp, Inc. (d)	100	2,410
Pacific Continental Corp. (d)	100	1,311
PacWest Bancorp (d)	5,700	195,852
PNC Financial Services Group, Inc. (The) (b)	46,625	3,377,981
PrivateBancorp, Inc. (d)	100	2,140
Regions Financial Corp. (d)	7,000	64,820
Southwest Bancorp, Inc. (a),(d)	1,100	16,291
StellarOne Corp. (d)	1,700	38,250
Sterling Bancorp (d)	2,900	39,817
Sterling Financial Corp. (b),(d)	7,600	217,740
SVB Financial Group (a),(d)	200	17,274
Synovus Financial Corp. (d)	18,900	62,370
Taylor Capital Group, Inc. (a),(d)	900	19,935
Umpqua Holdings Corp. (d)	6,900	111,918
Union First Market Bankshares Corp. (d)	3,083	72,050
United Community Banks, Inc. (a),(d)	900	13,500
Virginia Commerce Bancorp, Inc. (a),(d)	100	1,553
Washington Banking Co.	400	5,624
Wells Fargo & Co. (b),(d)	78,092	3,226,761
Wilshire Bancorp, Inc. (d)	700	5,726
Wintrust Financial Corp.	23,299	956,890
Zions BanCorp. (d)	100,457	2,754,531

		13,003,960

Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a),(d)	1,500	6,885
Casella Waste Systems, Inc. Class A (a),(d)	2,300	13,225
Ceco Environmental Corp. (b)	542	7,634
Intersections, Inc. (d)	1,700	14,909
Kimball International, Inc. Class B (d)	300	3,327
Performant Financial Corp. (a),(d)	100	1,092
Republic Services, Inc.	17,287	576,694
US Ecology, Inc. (d)	300	9,039

		632,805

Communications Equipment — 0.3%
Anaren, Inc. (a),(d)	100	2,550
Aviat Networks, Inc. (a),(d)	1,000	2,580

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Aware, Inc. (d)	300	$1,638
Brocade Communications Systems, Inc. (a),(b),(d)	45,100	363,055
Ciena Corp. (a),(b),(d)	4,300	107,414
Comtech Telecommunications Corp. (d)	600	14,592
Digi International, Inc. (a),(d)	500	5,005
EchoStar Corp. Class A (a),(d)	1,000	43,940
Extreme Networks (a),(b),(d)	23,200	121,104
F5 Networks, Inc. (a),(b),(d)	7,300	626,048
Finisar Corp. (a),(d)	2,100	47,523
Harmonic, Inc. (a),(d)	6,700	51,523
Harris Corp. (d)	4,900	290,570
Juniper Networks, Inc. (a),(b),(d)	6,300	125,118
KVH Industries, Inc. (a),(d)	400	5,520
Oplink Communications, Inc. (a),(d)	1,600	30,112
Polycom, Inc. (a),(d)	1,000	10,920
QUALCOMM, Inc.	17,819	1,200,288
ShoreTel, Inc. (a),(b),(d)	3,400	20,536
Symmetricom, Inc. (a),(d)	1,000	4,820
Tellabs, Inc. (b),(d)	12,900	29,283

		3,104,139

Computers & Peripherals — 0.1%
Apple, Inc. (b)	1,171	558,274
Avid Technology, Inc. (a),(d)	1,200	7,200
Cray, Inc. (a),(d)	1,000	24,070
Datalink Corp. (a),(d)	1,300	17,576
Electronics For Imaging, Inc. (a),(d)	300	9,504
Imation Corp. (a),(d)	1,100	4,510
Intevac, Inc. (a),(d)	300	1,758
QLogic Corp. (a),(b),(d)	25,200	275,688
Super Micro Computer, Inc. (a),(d)	1,100	14,894
Western Digital Corp. (d)	100	6,340

		919,814

Construction & Engineering — 0.1%
Aegion Corp. (a),(d)	100	2,373
Comfort Systems USA, Inc. (d)	700	11,767
Dycom Industries, Inc. (a),(d)	600	16,794
EMCOR Group, Inc. (d)	200	7,826
Furmanite Corp. (a),(d)	100	990
Jacobs Engineering Group, Inc. (a),(b),(d)	500	29,090
KBR, Inc. (d)	2,600	84,864
MYR Group, Inc. (a),(d)	100	2,430
Northwest Pipe Co. (a) (d)	100	3,288
Quanta Services, Inc. (a),(b),(d)	12,700	349,377

		508,799

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Construction Materials — 0.0%
Headwaters, Inc. (a),(d)	1,700	$15,283

Containers & Packaging — 0.1%
Boise, Inc. (d)	2,700	34,020
Berry Plastics Group, Inc. (a),(b),(d)	3,800	75,886
Crown Holdings, Inc. (a),(b),(d)	20,800	879,424
Graphic Packaging Holding Co. (a),(d)	1,800	15,408
Myers Industries, Inc. (d)	2,200	44,242
Owens-Illinois, Inc. (a),(d)	11,200	336,224

		1,385,204

Distributors — 0.0%
VOXX International Corp. (a),(d)	400	5,480

Diversified Consumer Services — 0.0%
American Public Education, Inc. (a),(d)	300	11,340
Capella Education Co. (a),(d)	900	50,904
Career Education Corp. (a),(d)	1,600	4,416
Carriage Services, Inc. (d)	600	11,640
Collectors Universe (d)	400	5,872
K12, Inc. (a),(d)	1,100	33,968
Universal Technical Institute, Inc. (d)	400	4,852

		122,992

Diversified Financial Services — 1.4%
Bank of America Corp. (d)	113,414	1,565,113
Citigroup, Inc. (b)	131,280	6,368,393
Compass Diversified Holdings (d)	1,600	28,512
Gain Capital Holdings, Inc. (d)	200	2,518
ING US, Inc. (b)	1,900	55,499
IntercontinentalExchange, Inc. (a)	8,424	1,528,282
JPMorgan Chase & Co. (b)	64,699	3,344,291
McGraw Hill Financial, Inc. (d)	6,400	419,776
NYSE Euronext (b),(d)	38,100	1,599,438
PICO Holdings, Inc. (a),(d)	200	4,332

		14,916,154

Diversified Telecommunication Services — 0.0%
Cogent Communications Group, Inc. (d)	800	25,800
Level 3 Communications, Inc. (a),(d)	1,500	40,035
Premiere Global Services, Inc. (a),(d)	500	4,980
Primus Telecommunications Group, Inc. (d)	16,700	56,613
TW telecom, Inc. (a),(d)	1,300	38,825
Vonage Holdings Corp. (a),(d)	100	314

		166,567

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Electric Utilities — 0.0%
NRG Yield, Inc. Class A (a)	1,000	$30,290
Pinnacle West Capital Corp. (d)	34	1,861
Unitil Corp. (d)	200	5,854

		38,005

Electrical Equipment — 0.0%
Broadwind Energy, Inc. (a),(d)	1,000	7,830
Coleman Cable, Inc. (d)	300	6,333
Global Power Equipment Group, Inc. (d)	300	6,033
GrafTech International Ltd. (a),(d)	1,400	11,830
II-VI, Inc. (a)	100	1,880

		33,906

Electronic Equipment, Instruments & Components — 0.2%
AVX Corp. (d)	600	7,878
Benchmark Electronics, Inc. (a),(d)	5,300	121,317
Corning, Inc. (b),(d)	19,300	281,587
Dolby Laboratories, Inc. Class A (d)	1,200	41,412
FARO Technologies, Inc. (a),(d)	2,900	122,293
Ingram Micro, Inc. Class A (a),(d)	19,500	449,475
Insight Enterprises, Inc. (a),(d)	500	9,460
Jabil Circuit, Inc. (d)	4,100	88,888
Mercury Systems, Inc. (a),(d)	400	3,996
Newport Corp. (a),(d)	200	3,126
OSI Systems, Inc. (a),(d)	800	59,576
Plexus Corp. (a),(d)	1,100	40,920
Radisys Corp. (a)	100	321
Rofin-Sinar Technologies, Inc. (a),(d)	200	4,842
Rogers Corp. (a),(d)	100	5,948
Sanmina Corp. (a),(d)	11,700	204,633
ScanSource, Inc. (a),(d)	900	31,140
SYNNEX Corp. (a),(d)	1,700	104,465
Tech Data Corp. (a),(d)	900	44,919
TTM Technologies, Inc. (a),(d)	500	4,875

		1,631,071

Energy Equipment & Services — 0.0%
Dril-Quip, Inc. (a),(d)	600	68,850
Exterran Holdings, Inc. (a),(d)	300	8,271
Hornbeck Offshore Services, Inc. (a),(d)	1,200	68,928
Matrix Service Co. (a),(d)	600	11,772
McDermott International, Inc. (a),(d)	11,700	86,931
Mitcham Industries, Inc. (a),(d)	500	7,645
Natural Gas Services Group, Inc. (a),(d)	300	8,046
Parker Drilling Co. (a),(d)	900	5,130

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Pioneer Energy Services Corp. (a),(d)	500	$3,755
Superior Energy Services, Inc. (a),(b),(d)	2,100	52,584
Tesco Corp. (a),(b),(d)	3,800	62,966

		384,878

Food & Staples Retailing — 0.1%
Andersons, Inc. (The) (d)	100	6,990
CVS Caremark Corp.	17,974	1,020,025
Fairway Group Holdings Corp. (a),(d)	500	12,780
Fresh Market, Inc. (The) (a),(d)	700	33,117
Nash Finch Co. (d)	1,500	39,615
Rite Aid Corp. (a),(b),(d)	51,100	243,236
Spartan Stores, Inc. (d)	1,100	24,266

		1,380,029

Food Products — 0.3%
Chiquita Brands International, Inc. (a),(d)	6,800	86,088
Dean Foods Co. (a),(d)	2,000	38,600
Diamond Foods, Inc. (a),(d)	500	11,790
Dole Food Co., Inc. (a),(b),(d)	9,900	134,838
Fresh Del Monte Produce, Inc. (d)	100	2,968
Green Mountain Coffee Roasters, Inc. (a),(b)	15,800	1,190,214
Inventure Foods, Inc. (a),(d)	100	1,050
Mondelez International, Inc.	30,894	970,690
Omega Protein Corp. (a),(d)	1,300	13,221
Pilgrim’s Pride Corp. (a),(b),(d)	8,800	147,752
Tyson Foods, Inc. Class A (d)	3,800	107,464

		2,704,675

Gas Utilities — 0.0%
AGL Resources, Inc. (d)	400	18,412
Northwest Natural Gas Co. (d)	100	4,198

		22,610

Health Care Equipment & Supplies — 1.8%
AngioDynamics, Inc. (a),(d)	300	3,960
Anika Therapeutics, Inc. (a),(d)	2,300	55,108
ArthroCare Corp. (a),(d)	300	10,674
Boston Scientific Corp. (a),(d)	4,000	46,960
CareFusion Corp. (a),(b)	11,800	435,420
CONMED Corp. (d)	1,400	47,586
Cooper Cos., Inc. (The) (b),(c),(j)	21,969	2,849,160
CryoLife, Inc. (d)	2,200	15,400
Cyberonics, Inc. (a),(d)	2,600	131,924
Edwards Lifesciences Corp. (a),(c),(b),(d)	42,370	2,950,223
Exactech, Inc. (a),(d)	300	6,045

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
HeartWare International, Inc. (a),(d)	300	$21,963
ICU Medical, Inc. (a),(d)	1,300	88,309
Intuitive Surgical, Inc. (a),(c),(b),(d)	11,104	4,178,102
Merit Medical Systems, Inc. (a),(d)	100	1,213
Natus Medical, Inc. (a),(d)	1,400	19,852
OraSure Technologies, Inc. (a),(d)	100	601
Rochester Medical Corp. (a),(d)	400	7,984
RTI Surgical, Inc. (a),(d)	1,800	6,732
SurModics, Inc. (a),(d)	100	2,378
Symmetry Medical, Inc. (a),(d)	400	3,264
Thoratec Corp. (a),(d)	500	18,645
Vascular Solutions, Inc. (a),(d)	700	11,760
West Pharmaceutical Services, Inc. (d)	300	12,345
Zimmer Holdings, Inc. (c),(d),(j)	89,800	7,376,172

		18,301,780

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. (a)	100	3,943
Addus HomeCare Corp. (a),(d)	100	2,897
Aetna, Inc. (c),(d)	65,708	4,206,626
Alliance HealthCare Services, Inc. (a),(d)	3,700	102,453
Amedisys, Inc. (a),(d)	2,000	34,440
Capital Senior Living Corp. (a),(d)	200	4,230
Corvel Corp. (a),(d)	100	3,697
Cross Country Healthcare, Inc. (a),(d)	1,700	10,302
ExamWorks Group, Inc. (a),(d)	800	20,792
Five Star Quality Care, Inc. (a),(d)	600	3,102
Gentiva Health Services, Inc. (a),(d)	1,900	22,876
HCA Holdings, Inc. (b),(d)	51,400	2,197,350
Health Management Associates, Inc. Class A (a),(d)	200	2,560
Health Net, Inc. (a),(b),(d)	9,700	307,490
Magellan Health Services, Inc. (a),(d)	400	23,984
McKesson Corp. (b),(c)	23,218	2,978,870
Select Medical Holdings Corp. (b),(d)	5,100	41,157
Team Health Holdings, Inc. (a),(d)	800	30,352
Universal Health Services, Inc. Class B (d)	3,000	224,970
VCA Antech, Inc. (a),(d)	4,800	131,808
WellCare Health Plans, Inc. (a),(d)	4,500	313,830
WellPoint, Inc. (c)	17,000	1,421,370

		12,089,099

Hotels, Restaurants & Leisure — 0.8%
AFC Enterprises, Inc. (a),(d)	1,100	47,949
Bloomin’ Brands, Inc. (a),(d)	11,900	280,959
Boyd Gaming Corp. (a),(b),(d)	79,600	1,126,340
Bravo Brio Restaurant Group, Inc. (a),(d)	1,200	18,120

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Buffalo Wild Wings, Inc. (a),(d)	200	$22,244
Caesars Entertainment Corp. (a)	9,200	181,332
CEC Entertainment, Inc. (b),(d)	3,400	155,924
Chipotle Mexican Grill, Inc. (a),(b),(d)	1,200	514,440
Denny’s Corp. (a),(d)	1,400	8,568
Domino’s Pizza, Inc. (d)	400	27,180
Einstein Noah Restaurant Group, Inc. (d)	800	13,856
Fiesta Restaurant Group, Inc. (a),(d)	1,900	71,554
Hyatt Hotels Corp. Class A (a),(d)	7,900	339,384
Interval Leisure Group, Inc. (d)	700	16,541
Jack in the Box, Inc. (a),(d)	900	36,000
Las Vegas Sands Corp. (b),(d)	2,900	192,618
Marcus Corp. (d)	100	1,453
Marriott International, Inc. Class A (b),(d)	2,900	121,974
Marriott Vacations Worldwide Corp. (a),(d)	800	35,200
MGM Resorts International (a),(b)	103,600	2,117,584
Monarch Casino & Resort, Inc. (a),(d)	1,900	36,062
Morgans Hotel Group Co. (a),(d)	1,400	10,766
Panera Bread Co. Class A (a),(d)	2,300	364,619
Red Lion Hotels Corp. (a),(d)	200	1,054
Red Robin Gourmet Burgers, Inc. (a),(d)	200	14,220
Ruth’s Hospitality Group, Inc. (d)	200	2,372
Scientific Games Corp. Class A (a),(b),(d)	2,800	45,276
Sonic Corp. (a),(d)	1,800	31,950
Town Sports International Holdings, Inc. (d)	3,100	40,238
Wynn Resorts Ltd. (b),(d)	13,800	2,180,538

		8,056,315

Household Durables — 0.0%
Newell Rubbermaid, Inc. (b)	100	2,750
Skullcandy, Inc. (a),(d)	300	1,854

		4,604

Industrial Conglomerates — 0.1%
General Electric Co.	57,218	1,366,938

Insurance — 1.3%
Aflac, Inc. (b),(d)	26,764	1,659,100
American International Group, Inc. (a),(b)	94,611	4,600,933
Brown & Brown, Inc. (d)	600	19,260
CNO Financial Group, Inc. (d)	9,400	135,360
Crawford & Co. Class B (d)	200	1,940
FBL Financial Group, Inc. Class A (d)	900	40,410
Genworth Financial, Inc. Class A (a),(b),(d)	133,600	1,708,744
Hartford Financial Services Group, Inc.	79,938	2,487,671
Horace Mann Educators Corp. (d)	500	14,190
Lincoln National Corp. (d)	4,500	188,955

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
MetLife, Inc. (d)	300	$14,085
Primerica, Inc.	35,023	1,412,828
Protective Life Corp. (d)	4,000	170,200
Prudential Financial, Inc.	17,153	1,337,591
Symetra Financial Corp. (d)	5,400	96,228
Universal Insurance Holdings, Inc. (d)	900	6,345

		13,893,840

Internet & Catalog Retail — 0.2%
Groupon, Inc. (a),(d)	5,800	65,018
Netflix, Inc. (a),(b),(d)	7,000	2,164,470
Orbitz Worldwide, Inc. (a),(d)	1,300	12,519
Overstock.com, Inc. (a),(d)	100	2,967
TripAdvisor, Inc. (a),(b),(d)	1,400	106,176
PetMed Express, Inc. (d)	200	3,258

		2,354,408

Internet Software & Services — 0.6%
Blucora, Inc. (a),(d)	4,300	98,814
comScore, Inc. (a),(d)	100	2,897
Carbonite, Inc. (a),(d)	100	1,500
Constant Contact, Inc. (a),(d)	1,800	42,642
Demand Media, Inc. (a),(d)	400	2,528
Demandware, Inc. (a),(b),(d)	7,400	342,842
Dice Holdings, Inc. (a),(d)	500	4,255
eBay, Inc. (a)	13,973	779,553
eGain Corp. (a),(d)	100	1,509
Envestnet, Inc. (a)	72,900	2,259,900
Facebook, Inc. Class A (a),(b),(d)	15,200	763,648
Google, Inc. Class A (a)	1,269	1,111,530
IntraLinks Holdings, Inc. (a),(d)	900	7,920
Monster Worldwide, Inc. (a),(b),(d)	16,500	72,930
NIC, Inc. (d)	400	9,244
Perficient, Inc. (a),(d)	1,900	34,884
RealNetworks, Inc. (a),(b),(d)	5,800	49,648
Stamps.com, Inc. (a),(d)	900	41,337
Support.com, Inc. (a),(d)	1,500	8,175
United Online, Inc. (d)	5,100	40,698
VeriSign, Inc. (a),(b)	13,800	702,282
XO Group, Inc. (a),(d)	200	2,584

		6,381,320

IT Services — 0.2%
Booz Allen Hamilton Holding Corp. (d)	1,200	23,184
Cardtronics, Inc. (a),(d)	1,900	70,490
CoreLogic, Inc. (a),(d)	3,000	81,150

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
CIBER, Inc. (a),(d)	1,900	$6,270
CSG Systems International, Inc. (d)	600	15,030
EPAM Systems, Inc. (a),(d)	200	6,900
Euronet Worldwide, Inc. (a),(d)	600	23,880
ExlService Holdings, Inc. (a),(d)	1,900	54,112
FleetCor Technologies, Inc. (a),(b),(d)	5,800	638,928
Gartner, Inc. (a),(d)	500	30,000
Global Cash Access Holdings, Inc. (a),(d)	4,400	34,364
Hackett Group, Inc. (The) (d)	3,600	25,668
Lender Processing Services, Inc. (d)	5,200	173,004
Lionbridge Technologies, Inc. (a),(d)	1,400	5,166
NeuStar, Inc. Class A (a),(d)	100	4,948
PRGX Global, Inc. (a),(d)	700	4,382
Sapient Corp. (a),(d)	800	12,456
ServiceSource International, Inc. (a),(d)	200	2,416
VeriFone Systems, Inc. (a),(b),(d)	37,163	849,546

		2,061,894

Leisure Equipment & Products — 0.0%
Arctic Cat, Inc. (d)	300	17,115
Johnson Outdoors, Inc. Class A (a),(d)	100	2,682

		19,797

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. (c)	88,597	4,540,596
Albany Molecular Research, Inc. (a),(d)	100	1,289
Cambrex Corp. (a),(d)	2,300	30,360
Charles River Laboratories International, Inc. (a),(d)	300	13,878
Fluidigm Corp. (a),(d)	2,700	59,238
Harvard Bioscience, Inc. (a),(d)	200	1,052
Life Technologies Corp. (a),(b)	6,100	456,463
Mettler-Toledo International, Inc. (a),(b),(c),(j)	12,514	3,004,486
Quintiles Transnational Holdings, Inc. (a),(d)	1,900	85,272
Thermo Fisher Scientific, Inc. (b),(c),(j)	40,926	3,771,331

		11,963,965

Machinery — 0.0%
Ampco-Pittsburgh Corp. (d)	600	10,752
Dynamic Materials Corp. (d)	400	9,272
Flow International Corp. (a),(d)	800	3,192
Lydall, Inc. (a),(d)	1,100	18,887
Oshkosh Corp. (a),(d)	2,900	142,042
Snap-on, Inc. (d)	2,100	208,950
Timken Co. (d)	800	48,320
Wabash National Corp. (a),(d)	100	1,166
Xerium Technologies, Inc. (a),(d)	600	6,954

		449,535

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Marine — 0.0%
Matson, Inc. (d)	600	$15,738

Media — 0.6%
AMC Networks, Inc. Class A (a),(d)	6,000	410,880
Carmike Cinemas, Inc. (a),(b),(d)	4,300	94,944
Clear Channel Outdoor Holdings, Inc. Class A (a),(d)	3,200	26,240
Cumulus Media, Inc. Class A (a),(b),(d)	8,500	45,050
DISH Network Corp. Class A (b),(d)	29,600	1,332,296
Entravision Communications Corp. Class A (d)	2,900	17,110
Gray Television, Inc. (a),(d)	400	3,140
Journal Communications, Inc. Class A (a),(d)	2,900	24,795
Live Nation Entertainment, Inc. (a),(b),(d)	2,700	50,085
Madison Square Garden Co. (The) Class A (a),(b),(d)	6,400	371,648
Martha Stewart Living Omnimedia Class A (a),(d)	300	690
McClatchy Co. (The) Class A (a),(d)	900	2,700
MDC Partners, Inc. Class A (d)	1,300	36,374
National CineMedia, Inc. (b),(d)	6,100	115,046
Nexstar Broadcasting Group, Inc. Class A (d)	1,400	62,307
Regal Entertainment Group Class A (d)	6,600	125,268
Sinclair Broadcast Group, Inc. Class A (b),(d)	18,500	620,120
Starz (a),(d)	2,800	78,764
Viacom, Inc. Class B	13,052	1,090,886
Walt Disney Co. (The)	21,885	1,411,364

		5,919,707

Metals & Mining — 0.0%
AM Castle & Co. (a),(d)	200	3,220
SunCoke Energy, Inc. (a),(d)	600	10,200

		13,420

Multiline Retail — 0.1%
Big Lots, Inc. (a),(d)	100	3,709
Dillard’s, Inc. Class A (d)	3,400	266,220
Dollar General Corp. (a),(d)	12,900	728,334
Dollar Tree, Inc. (a),(d)	600	34,296
Nordstrom, Inc. (d)	700	39,340
Tuesday Morning Corp. (a),(d)	400	6,108

		1,078,007

Oil, Gas & Consumable Fuels — 0.7%
Abraxas Petroleum Corp. (a),(d)	900	2,313
Approach Resources, Inc. (a)	100	2,628
Berry Petroleum Co. Class A (d)	21,200	914,356
Cabot Oil & Gas Corp. (b),(d)	32,000	1,194,240
CVR Energy, Inc. (d)	3,500	134,820

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Diamondback Energy, Inc. (a),(d)	3,600	$153,504
Energen Corp. (d)	1,900	145,141
EPL Oil & Gas, Inc. (a),(b),(d)	6,600	244,926
EQT Corp. (b)	1,100	97,592
Green Plains Renewable Energy, Inc. (a),(d)	5,500	88,275
Kodiak Oil & Gas Corp. (a),(d)	3,800	45,828
LinnCo LLC (d)	400	11,672
Marathon Oil Corp. (b),(d)	35,400	1,234,752
Marathon Petroleum Corp. (b),(d)	17,100	1,099,872
Matador Resources Co. (a),(b),(d)	300	4,899
Newfield Exploration Co. (a),(d)	2,800	76,636
PDC Energy, Inc. (a),(d)	300	17,862
Range Resources Corp. (b),(d)	9,100	690,599
Renewable Energy Group, Inc. (a),(d)	400	6,060
Rex Energy Corp. (a),(d)	4,300	95,890
Rosetta Resources, Inc. (a),(d)	4,000	217,840
Sanchez Energy Corp. (a),(b),(d)	3,200	84,512
SM Energy Co. (d)	8,800	679,272
Stone Energy Corp. (a),(d)	1,000	32,430
Synergy Resources Corp. (a),(b),(d)	1,500	14,625
Targa Resources Corp. (b),(d)	2,500	182,400
Ultra Petroleum Corp. (a),(d)	8,800	181,016
Warren Resources, Inc. (a),(b),(d)	9,500	27,835

		7,681,795

Paper & Forest Products — 0.0%
Clearwater Paper Corp. (a),(d)	2,000	95,540
KapStone Paper and Packaging Corp. (d)	6,100	261,080
PH Glatfelter Co. (d)	200	5,414
Louisiana-Pacific Corp. (a),(d)	2,500	43,975

		406,009

Personal Products — 0.0%
Female Health Co. (The) (d)	200	1,974
Prestige Brands Holdings, Inc. (a),(d)	2,100	63,252
Revlon, Inc. Class A (a),(d)	700	19,439

		84,665

Pharmaceuticals — 3.9%
AbbVie, Inc. (c)	109,648	4,904,555
Actavis, Inc. (a),(b),(c),(d),(j)	31,100	4,478,400
Allergan, Inc. (b),(c),(j)	71,212	6,441,125
Cumberland Pharmaceuticals, Inc. (a),(d)	200	906
Depomed, Inc. (a),(d)	900	6,732
Eli Lilly & Co. (b),(c)	90,829	4,571,424
Endo Health Solutions, Inc. (a),(d)	3,600	163,584

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Impax Laboratories, Inc. (a),(d)	4,800	$98,448
Johnson & Johnson	100	8,669
Lannett Co., Inc. (a),(d)	1,000	21,820
Mylan, Inc. (a),(c),(d),(j)	154,000	5,878,180
Pfizer, Inc. (b),(c)	267,434	7,678,030
Pozen, Inc. (a),(d)	400	2,292
Sagent Pharmaceuticals, Inc. (a),(d)	1,000	20,400
Santarus, Inc. (a),(d)	2,200	49,654
Sciclone Pharmaceuticals, Inc. (a),(d)	1,100	5,577
Valeant Pharmaceuticals International, Inc. (a),(d)	5,600	584,248
Zoetis, Inc. (c),(d)	173,342	5,394,403

		40,308,447

Professional Services — 0.0%
Franklin Covey Co. (a),(d)	200	3,590
Heidrick & Struggles International, Inc. (d)	100	1,906
Kforce, Inc. (d)	200	3,538
Korn/Ferry International (a),(d)	1,400	29,960
Navigant Consulting, Inc. (a),(d)	2,500	38,650
Resources Connection, Inc. (d)	200	2,714
RPX Corp. (a),(d)	900	15,777
Towers Watson & Co. Class A (d)	1,700	181,832
TrueBlue, Inc. (a),(d)	2,100	50,421

		328,388

Real Estate Investment Trusts (REITs) — 1.0%
American Capital Mortgage Investment Corp. (d)	100	1,976
Anworth Mortgage Asset Corp. (d)	200	966
Arbor Realty Trust, Inc. (d)	300	2,034
Ashford Hospitality Trust, Inc. (d)	800	9,872
Colonial Properties Trust (b),(d)	10,900	245,141
FelCor Lodging Trust, Inc. (a)	100	616
Gladstone Commercial Corp. (d)	3,900	70,044
HCP, Inc. (c)	67,300	2,755,935
Hospitality Properties Trust (d)	3,600	101,880
Host Hotels & Resorts, Inc. (b),(d)	62,300	1,100,841
MFA Financial, Inc. (d)	200	1,490
Monmouth Real Estate Investment Corp. Class A (d)	3,900	35,373
Newcastle Investment Corp. (b),(d)	80,900	454,658
PS Business Parks, Inc. (d)	100	7,462
Rayonier, Inc.	9,381	522,053
RLJ Lodging Trust (b),(d)	69,800	1,639,602
Strategic Hotels & Resorts, Inc. (a),(d)	44	382
Sunstone Hotel Investors, Inc. (a),(b),(d)	22,600	287,924
Two Harbors Investment Corp.	227,453	2,208,568
UMH Properties, Inc. (d)	200	1,986

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Weyerhaeuser Co.	18,678	$534,751
ZAIS Financial Corp. (d)	100	1,735

		9,985,289

Real Estate Management & Development — 0.4%
Alexander & Baldwin, Inc. (a),(d)	200	7,204
CBRE Group, Inc. (a),(d)	3,600	83,268
Forest City Enterprises, Inc. Class A (a),(d)	122,955	2,328,768
Howard Hughes Corp. (The) (a),(d)	200	22,474
Kennedy-Wilson Holdings, Inc.	23,500	436,160
Realogy Holdings Corp. (a),(b),(d)	34,000	1,462,680
Thomas Properties Group, Inc. (d)	100	672

		4,341,226

Road & Rail — 0.2%
Avis Budget Group, Inc. (a),(b),(d)	19,900	573,717
Hertz Global Holdings, Inc. (a),(d)	33,100	733,496
Old Dominion Freight Line, Inc. (a),(d)	1,400	64,386
Quality Distribution, Inc. (a),(d)	100	924
Ryder System, Inc. (d)	1,100	65,670
Saia, Inc. (a),(d)	2,800	87,304
Union Pacific Corp.	5,636	875,496

		2,400,993

Semiconductors & Semiconductor Equipment — 0.1%
Alpha & Omega Semiconductor Ltd. (a),(d)	1,700	14,297
Ambarella, Inc. (a),(d)	1,200	23,424
ATMI, Inc. (a),(d)	500	13,260
Brooks Automation, Inc. (d)	200	1,862
Cabot Microelectronics Corp. (a),(d)	200	7,704
Ceva, Inc. (a),(d)	100	1,725
Cirrus Logic, Inc. (a),(b),(d)	17,600	399,168
Cohu, Inc. (d)	1,200	13,092
Fairchild Semiconductor International, Inc. (a),(d)	300	4,167
GSI Technology, Inc. (a),(d)	100	703
Integrated Silicon Solution, Inc. (a),(d)	300	3,267
Intermolecular, Inc. (a),(d)	200	1,102
International Rectifier Corp. (a),(d)	1,400	34,678
KLA-Tencor Corp. (d)	1,700	103,445
Micron Technology, Inc. (a),(b),(d)	23,400	408,798
NVE Corp. (a),(d)	100	5,104
PDF Solutions, Inc. (a),(d)	1,800	38,250
Pericom Semiconductor Corp. (a),(d)	1,500	11,700
Photronics, Inc. (a),(d)	2,900	22,707
PLX Technology, Inc. (a),(d)	2,200	13,244
Rambus, Inc. (a),(d)	400	3,760

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Sigma Designs, Inc. (a),(d)	2,600	$14,534
Silicon Image, Inc. (a),(d)	1,800	9,612
Silicon Laboratories, Inc. (a),(d)	200	8,542
Spansion, Inc. Class A (a),(d)	600	6,054
Synaptics, Inc. (a)	200	8,850
Teradyne, Inc. (a),(d)	9,200	151,984
Ultra Clean Holdings, Inc. (a),(d)	900	6,219
Volterra Semiconductor Corp. (a)	1,100	25,300

		1,356,552

Software — 0.2%
Accelrys, Inc. (a),(d)	1,600	15,776
Actuate Corp. (a),(b),(d)	11,200	82,320
Advent Software, Inc. (d)	1,500	47,625
American Software, Inc. Class A (d)	300	2,562
Aspen Technology, Inc. (a),(b),(d)	2,600	89,830
Autodesk, Inc. (a),(d)	7,700	317,009
Callidus Software, Inc. (a),(b),(d)	9,700	88,949
CommVault Systems, Inc. (a),(d)	100	8,783
Ebix, Inc. (d)	1,300	12,922
EPIQ Systems, Inc. (d)	100	1,322
Infoblox, Inc. (a),(b),(d)	3,100	129,642
Informatica Corp. (a),(d)	3,500	136,395
Microsoft Corp.	6,818	227,108
Netscout Systems, Inc. (a),(d)	300	7,671
Progress Software Corp. (a),(d)	1,900	49,172
PTC, Inc. (a),(d)	200	5,686
Red Hat, Inc. (a),(d)	4,200	193,788
Rosetta Stone, Inc. (a),(b),(d)	100	1,623
Seachange International, Inc. (a),(d)	900	10,323
Splunk, Inc. (a),(d)	2,300	138,092
Take-Two Interactive Software, Inc. (a),(d)	3,100	56,296
TIBCO Software, Inc. (a),(b),(d)	20,300	519,477
TiVo, Inc. (a),(d)	6,000	74,640
VASCO Data Security International, Inc. (a),(d)	500	3,945
Verint Systems, Inc. (a),(d)	100	3,706

		2,224,662

Specialty Retail — 0.5%
Advance Auto Parts, Inc. (b),(d)	4,800	396,864
ANN, Inc. (a),(d)	900	32,598
AutoNation, Inc. (a),(d)	100	5,217
Best Buy Co., Inc. (b),(d)	17,700	663,750
Big 5 Sporting Goods Corp. (d)	200	3,216
Cabela’s, Inc. (a),(d)	2,400	151,272
Citi Trends, Inc. (a),(d)	2,700	47,196

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Express, Inc. (a),(b),(d)	17,300	$408,107
Finish Line, Inc. (The) Class A	200	4,974
Gap, Inc. (The) (b),(d)	23,800	958,664
hhgregg, Inc. (a),(b),(d)	2,700	48,357
Home Depot, Inc. (The) (b)	800	60,680
Kirkland’s, Inc. (a),(d)	700	12,908
L Brands, Inc. (b),(d)	14,400	879,840
MarineMax, Inc. (a),(d)	200	2,440
New York & Co., Inc. (a),(d)	200	1,156
Office Depot, Inc. (a),(d)	7,700	37,191
OfficeMax, Inc. (d)	24,400	312,076
Ross Stores, Inc. (d)	500	36,400
Stein Mart, Inc. (d)	1,500	20,580
Tilly’s, Inc. Class A (a),(d)	500	7,255
Trans World Entertainment Corp. (d)	300	1,389
Ulta Salon Cosmetics & Fragrance, Inc. (a),(d)	500	59,730
Urban Outfitters, Inc. (a),(b),(d)	12,200	448,594
Wet Seal, Inc. (The) Class A (a),(d)	3,500	13,755
Williams-Sonoma, Inc.	4,773	268,243
Zale Corp. (a),(d)	2,400	36,480

		4,918,932

Textiles, Apparel & Luxury Goods — 0.1%
Perry Ellis International, Inc. (d)	400	7,536
Ralph Lauren Corp. (b),(d)	4,000	658,920
RG Barry Corp. (d)	100	1,891

		668,347

Thrifts & Mortgage Finance — 0.4%
Banc of California, Inc. (d)	400	5,532
Beneficial Mutual Bancorp, Inc. (a),(d)	1,500	14,955
BofI Holding, Inc. (a),(d)	200	12,972
Charter Financial Corp. (d)	1,400	15,120
EverBank Financial Corp.	95,204	1,426,156
First Financial Northwest, Inc. (d)	400	4,172
Franklin Financial Corp. (d)	300	5,688
Hudson City Bancorp, Inc. (d)	1,500	13,575
Northfield Bancorp, Inc. (d)	100	1,214
Ocwen Financial Corp. (a),(d)	54,147	3,019,778
Oritani Financial Corp. (d)	1,600	26,336
Provident Financial Holdings, Inc. (d)	600	9,966
Provident New York Bancorp (d)	800	8,712
Rockville Financial, Inc. (d)	400	5,200
Territorial Bancorp, Inc. (d)	1,000	21,970
Westfield Financial, Inc. (d)	300	2,118

		4,593,464

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Tobacco — 0.1%
Altria Group, Inc. (b),(d)	40,500	$1,391,175
Vector Group Ltd. (d)	5,720	92,092

		1,483,267

Trading Companies & Distributors — 0.1%
Aceto Corp. (d)	600	9,372
Aircastle Ltd. (d)	1,200	20,892
HD Supply Holdings, Inc. (a),(d)	24,000	527,280
H&E Equipment Services, Inc. (a),(d)	2,000	53,120
United Rentals, Inc. (a),(d)	900	52,461
MRC Global, Inc. (a),(d)	300	8,040

		671,165

Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc. (a),(d)	500	10,465

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc. (a),(d)	1,600	11,200
Crown Castle International Corp. (a),(d)	1,800	131,454
NTELOS Holdings Corp. (d)	6,300	118,440
SBA Communications Corp. Class A (a),(d)	1,800	144,828
Telephone & Data Systems, Inc. (d)	1,600	47,280
United States Cellular Corp. (d)	1,000	45,530
USA Mobility, Inc. (d)	300	4,248

		502,980

Total United States		253,823,371

TOTAL COMMON STOCK (Cost $341,884,425)		344,171,494

PREFERRED STOCK — 0.1%
Germany — 0.1%
Automobiles — 0.1%
Volkswagen AG Preference Shares	3,317	782,086

Total Germany		782,086

Republic of Korea — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	326	265,725

Total Republic of Korea		265,725

TOTAL PREFERRED STOCK (Cost $1,062,719)		1,047,811

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount		Value
ASSET-BACKED SECURITIES — 0.2%
Cayman Islands — 0.2%
ABCLO Ltd. Series 2007-1A, Class C, 2.12%, 04/15/21 (c),(e),(f)	$1,000,000		$948,200
Callidus Debt Partners CLO Fund VII Ltd. Series 7A, Class D, 3.72%, 01/21/21 (c),(e),(f)	1,000,000		992,000

Total Cayman Islands			1,940,200

TOTAL ASSET-BACKED SECURITIES (Cost $1,950,123)			1,940,200

CONVERTIBLE BONDS — 1.6%
Finland — 0.7%
Communications — 0.7%
Nokia Oyj 5.00%, 10/26/17 (c),(d)	2,700,000	EUR	7,283,476

Total Finland			7,283,476

France — 0.1%
Consumer, Cyclical — 0.1%
Faurecia 3.25%, 01/01/18 (c),(d)	4,000,000	EUR	1,403,177

Total France			1,403,177

Luxembourg — 0.3%
Energy — 0.3%
Subsea 7 SA 3.50%, 10/13/14 (c),(d)	2,500,000	USD	3,433,750

Total Luxembourg			3,433,750

Netherlands — 0.3%
Consumer, Cyclical — 0.3%
Volkswagen International Finance NV Co. GUAR REG S (c)	2,000,000	EUR	2,981,953

Total Netherlands			2,981,953

United Kingdom — 0.2%
Consumer, Cyclical — 0.2%
TUI Travel PLC SR Unsecured 6.00%, 10/05/14 (c)	800,000	GBP	1,499,102

Total United Kingdom			1,499,102

TOTAL CONVERTIBLE BONDS (Cost $14,205,217)			16,601,458

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.1%
Bermuda — 0.9%
Energy — 0.2%
Seadrill Ltd.
5.63%, 09/15/17 (c),(d),(e)	$1,000,000	$1,010,000
6.13%, 09/15/20 (c),(e)	1,000,000	985,000

		1,995,000

Financial — 0.7%
Armor Re Ltd. 4.25%, 05/15/14 (e),(f)	800,000	808,183
Golden State Re Ltd., 3.75%, 01/08/15 (e),(f)	500,000	508,661
Lodestone Re Ltd., 7.25%, 01/08/14 (e),(f)	1,500,000	1,509,667
NAKAMA RE Ltd., 5.18%, 08/25/29 (e),(f)	250,000	250,500
Sanders Re Ltd.,
3.50%, 05/05/17 (e),(f)	500,000	500,386
4.00%, 05/05/17 (e),(f)	960,000	961,792
Tar Heel Re Ltd., 8.50%, 05/09/19 (e),(f)	3,000,000	3,136,782

		7,675,971

Total Bermuda		9,670,971

Brazil — 0.9%
Consumer, Non-cyclical — 0.0%
Hypermarcas SA	200,000	202,500

Financial — 0.8%
Banco Bradesco SA	2,290,000	2,290,000
Banco do Brasil SA/Cayman	2,630,000	2,505,075
Banco do Estado do Rio Grande do Sul SA	300,000	296,625
Banco Votorantim SA	1,090,000	1,130,875
Itau Unibanco Holding SA
5.75%, 01/22/21	630,000	625,275
6.20%, 04/15/20 - 12/21/21 (b)	1,570,000	1,610,125

		8,457,975

Utilities — 0.1%
CESP Companhia Energetica De Tranche TR 00007 REG S, 9.25%, 01/15/15	1,336,000	895,120

Total Brazil		9,555,595

Canada — 0.5%
Communications — 0.4%
Postmedia Network, Inc. 12.50%, 07/15/18 (c)	4,000,000	4,380,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount		Value
Consumer, Cyclical — 0.1%
Air Canada 6.75%, 10/01/19 (c),(e)	$1,000,000		$995,000

Total Canada			5,375,000

Cayman Islands — 1.3%
Financial — 1.3%
Ibis Re II Ltd., 4.00%, 06/28/16 (e),(f)	2,000,000		2,032,888
Montana Re Ltd.,
12.16%, 01/08/14 (e),(f)	2,000,000		2,026,975
16.66%, 01/08/14 (e),(f)	1,500,000		1,527,217
Mystic Re Ltd., 12.00%, 03/12/15 (e),(f)	3,000,000		3,214,810
Pelica Re Ltd. Unsecured, 13.75%, 04/13/2015 (e),(f)	1,750,000		1,900,917
Successor X Ltd.,
9.35%, 02/25/14 (e),(f)	500,000		507,534
13.00%, 02/25/14 (e),(f)	2,000,000		2,050,958

Total Cayman Islands			13,261,299

France — 0.2%
Financial — 0.2%
Groupama SA Jr Subordinate REG S 6.30% (perpetual bond) (c),(d)	400,000	EUR	424,795
Groupama SA Sr Subordinate 4.38% (perpetual bond) (c),(d),(f)	1,450,000	EUR	1,628,156

Total France			2,052,951

Greece — 0.1%
Industrial — 0.1%
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 8.13%, 02/15/19 (c)	1,000,000		992,500

Total Greece			992,500

Ireland — 0.4%
Financial — 0.4%
Pylon II Capital Ltd. Notes, 9.12%, 05/15/16 (e),(f)	2,230,000		3,279,834
UT2 Funding PLC, 5.32%, 06/30/16 (c)	850,000		1,099,281

Total Ireland			4,379,115

Luxembourg — 0.1%
Consumer, Non-cyclical — 0.1%
Cosan Luxembourg SA 5.00%, 03/14/23	760,000		684,000

Total Luxembourg			684,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount	Value
Nigeria — 0.1%
Energy — 0.1%
Sea Trucks Group 9.00%, 03/26/18 (e)	$750,000	$688,125

Total Nigeria		688,125

United States — 18.6%
Basic Materials — 0.2%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 02/01/18 (c),(j)	1,750,000	1,811,250

Communications — 1.4%
American Media, Inc. 11.50%, 12/15/17 (c)	1,640,000	1,705,600
Avaya, Inc.
7.00%, 04/01/19 (b),(c),(e),(j)	1,000,000	935,000
9.00%, 04/01/19 (c),(e)	1,000,000	970,000
10.50%, 03/01/21 (c),(e),(j)	1,459,000	1,181,790
CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, 01/15/24 (c),(j)	1,000,000	945,000
CenturyLink, Inc. 5.80%, 03/15/22 (c)	1,500,000	1,410,000
Frontier Communications Corp. 7.13%, 01/15/23 (c),(j)	1,000,000	997,500
McClatchy Co. (The) 9.00%, 12/15/22 (c),(j)	1,000,000	1,055,000
Sprint Corp. 7.88%, 09/15/23 (c),(e)	3,000,000	3,060,000
Visant Corp. 10.00%, 10/01/17 (b),(c),(d),(j)	2,000,000	1,860,000

		14,119,890

Consumer, Cyclical — 2.1%
BK Capital Holding/Burge Co. GUAR REG S, 0.00%, 04/15/19 (f),(l)	620,000	545,600
Boyd Gaming Corp. 9.13%, 12/01/18 (c),(j)	1,000,000	1,087,500
Caesars Entertainment Operating Co., Inc.
8.50%, 02/15/20 (c)	1,000,000	920,000
9.00%, 02/15/20 (b),(c),(d)	500,000	470,000
11.25%, 06/01/17 (c)	1,500,000	1,522,500
CCM Merger, Inc. 9.13%, 05/01/19 (c),(e),(j)	1,000,000	1,042,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 07/01/19 (c),(e)	1,000,000	985,000
General Motors Co. 4.88%, 10/02/23 (c),(e)	3,000,000	2,932,500
Hot Topic, Inc. 9.25%, 06/15/21 (c),(e)	1,000,000	1,027,500
Isle of Capri Casinos, Inc. 8.88%, 06/15/20 (c),(j)	1,000,000	1,040,000
Marina District Finance Co., Inc.
9.50%, 10/15/15 (c)	750,000	786,563
9.88%, 08/15/18 (c)	750,000	813,750
Meritor, Inc. 6.75%, 06/15/21 (b),(c),(j)	1,000,000	990,000
Mohegan Tribal Gaming Authority 9.75%, 09/01/21 (b),(c),(e)	2,500,000	2,612,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount	Value
Navistar International Corp. 8.25%, 11/01/21 (c),(j)	$1,500,000	$1,518,750
Quiksilver, Inc. / QS Wholesale, Inc. 7.88%, 08/01/18 (c),(e),(j)	1,000,000	1,042,500
Serta Simmons Holdings LLC 8.13%, 10/01/20 (b),(c),(e),(j)	1,000,000	1,052,500
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp. 6.38%, 06/01/21 (c),(e),(j)	1,000,000	955,000
Tempur Sealy International, Inc. 6.88%, 12/15/20 (c),(j)	1,000,000	1,045,000

		22,389,663

Consumer, Non-cyclical — 1.3%
Accellent, Inc.
8.38%, 02/01/17 (c)	1,600,000	1,666,000
10.00%, 11/01/17 (b),(c),(d),(j)	500,000	460,000
American Achievement Corp. 10.88%, 04/15/16 (b),(c),(d),(e)	2,000,000	2,062,500
CHS/Community Health Systems, Inc. 7.13%, 07/15/20 (c),(d)	1,000,000	1,010,000
Crestview DS Merger Sub II, Inc. 10.00%, 09/01/21 (c),(e),(j)	500,000	515,000
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/01/18 (c),(j)	1,000,000	1,103,750
PHH Corp. 6.38%, 08/15/21 (c)	1,500,000	1,451,250
Pinnacle Merger Sub, Inc. 9.50%, 10/01/23 (c),(e),(j)	1,000,000	1,028,750
Pinnacle Operating Corp. 9.00%, 11/15/20 (b),(c),(e),(j)	2,000,000	2,047,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 9.00%, 04/15/19 (c),(j)	1,000,000	1,050,000
Sun Products Corp. (The) 7.75%, 03/15/21 (c),(e),(j)	1,000,000	920,000
Wyle Services Corp. 10.50%, 04/01/18 (c),(e)	750,000	748,125

		14,062,875

Energy — 1.0%
Access Midstream Partners LP / ACMP Finance Corp. 5.88%, 04/15/21 (c),(j)	1,500,000	1,541,250
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 7.75%, 01/15/21 (c),(e)	1,575,000	1,464,750
Atlas Resource Escrow Corp. 9.25%, 08/15/21 (c),(e)	1,500,000	1,515,000
EXCO Resources, Inc. 7.50%, 09/15/18 (c),(j)	1,000,000	952,500
Halcon Resources Corp.
9.25%, 02/15/22 (b),(c),(e)	2,000,000	2,080,000
9.75%, 07/15/20 (b),(c),(j)	1,000,000	1,057,500
Hornbeck Offshore Services, Inc. 5.00%, 03/01/21 (c)	1,000,000	957,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount		Value
Linn Energy LLC / Linn Energy Finance Corp., 6.75%, 11/01/19 (c),(e),(f),(j)	$1,000,000		$942,500
Walter Energy, Inc. 9.50%, 10/15/19 (c),(e)	250,000		258,750

			10,769,750

Financial — 11.5%
Lehman Brothers Holdings, Inc. 0.00% - 5.50%, 04/04/16 - 12/31/49 (c),(g)	453,950,000		118,147,062
MPT Operating Partnership LP / MPT Finance Corp. 6.38%, 02/15/22 (b),(c)	1,000,000		1,012,500
Patriot Merger Corp. 9.00%, 07/15/21 (b),(c),(e)	1,000,000		1,030,000

			120,189,562

Industrial — 0.5%
Erickson Air-Crane, Inc. 8.25%, 05/01/20 (b),(c),(e),(j)	2,500,000		2,446,875
Gardner Denver, Inc. 6.88%, 08/15/21 (c),(e),(j)	1,000,000		987,500
Silgan Holdings, Inc. 5.50%, 02/01/22 (c),(e)	1,500,000		1,458,750

			4,893,125

Technology — 0.5%
Amkor Technology, Inc. 6.63%, 06/01/21 (c),(j)	1,000,000		972,500
First Data Corp. 10.63%, 06/15/21 (c),(e)	3,500,000		3,552,500
SunGard Data Systems, Inc. 6.63%, 11/01/19 (c),(j)	1,000,000		1,020,000

			5,545,000

Utilities — 0.1%
GenOn Energy, Inc. 9.88%, 10/15/20 (c)	1,000,000		1,102,500

Total United States			194,883,615

TOTAL CORPORATE BONDS & NOTES (COST $237,214,095)			241,543,171

BANK LOANS — 1.9%
United States — 1.9%
Financial — 1.9%
MF Global Finance USA, Inc., 06/15/14 (c),(g)	23,000,000		20,240,000

Total United States			20,240,000

TOTAL BANK LOANS (COST $20,236,493)			20,240,000

FOREIGN GOVERNMENT — 1.7%
Colombia Government International Bond 12.00%, 10/22/15 (d)	1,300,000,000	COP	778,790

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount		Value
Hungary Government Bond 6.75%, 02/24/17	$280,000,000	HUF	$1,352,215
Malaysia Government Bond 4.38%, 11/29/19	7,640,000	MYR	2,432,560
Mexican Bonos
6.50%, 06/10/21 (d)	31,000,000	MXN	2,477,104
8.00%, 12/19/13	20,000,000	MXN	1,541,492
Peruvian Government International Bond 7.84%, 08/12/20	1,150,000	PEN	477,999
Poland Government Bond
3.75%, 04/25/18	4,800,000	PLN	1,534,214
4.75%, 04/25/17	3,900,000	PLN	1,296,628
Romania Government Bond 5.80%, 10/26/15	680,000	RON	213,108
Russian Federal Bond — OFZ 6.80%, 12/11/19	88,000,000	RUB	2,696,912
Thailand Government Bond
3.65%, 12/17/21	25,500,000	THB	806,918
3.88%, 06/13/19	17,500,000	THB	568,706
Turkey Government Bond 9.00%, 03/08/17 (d)	3,350,000	TRY	1,674,959

TOTAL FOREIGN GOVERNMENT (COST $18,035,936)			17,851,605

MORTGAGE-BACKED SECURITIES — 6.9%
Cayman Islands — 0.1%
Collateralized Debt Obligation (Commercial) — 0.1%
N STAR Real Estate CDO, 5.18%, 08/25/29 (c),(e),(f)	1,000,000		1,000,000

Total Cayman Islands			1,000,000

United States — 6.7%
Collateralized Mortgage Obligation (Residential) — 6.6%
Adjustable Rate Mortgage Trust Series 2005-1, Class 2A1, 2.87%, 05/25/35 (c),(f)	2,760,642		2,610,187
Banc of America Funding Trust Series 2006-A, Class 3A2, 2.85%, 02/20/36 (c),(f)	1,297,538		999,104
Bear Stearns ARM Trust Series 2005-1, Class 2A1, 2.81%, 03/25/35 (c),(f)	3,992,721		3,729,202
Citicorp Mortgage Securities Series 2005-7, Class 1A4, 5.50%, 10/25/35 (c)	845,163		830,373
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1, 2.26%, 09/25/35 (c),(f)	6,659,801		5,877,275
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4, 2.80%, 01/25/36 (c),(f)	2,217,060		1,945,470
JP Morgan Mortgage Acquisition Trust Series 2007-CH1, Class AF3 SEQ, 5.53%, 11/25/36 (c),(f),(l)	899,774		908,592

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class 2A1, 3.04%, 11/25/2036 (c),(f)	$11,836,236	$10,060,800
PHHMC Mortgage Pass Through CE PHHMC Series 2008-CIM1, Class 21A2, 6.00%, 05/25/38 (c)	673,797	684,241
Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M1, 3.58%, 07/25/23 (c),(f)	966,338	978,418
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-4XS, Class 1A3 5.00%, 03/25/35 (c),(l)	715,608	716,967
Structured Asset Securities Corp. Trust Series 2005-6, Class 2A1, 5.00%, 03/25/35 (c),(f)	773,712	789,186
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR10, Class 1A2, 2.38%, 09/25/36 (c),(f)	2,657,784	2,245,827
Series 2006-AR11, Class 3A1A, 1.08%, 09/25/46 (c),(f)	8,451,519	5,937,192
Series 2006-AR13, Class 1A, 1.04%, 10/25/46 (c),(f)	2,758,591	2,151,701
Series 2006-AR15, Class 1A, 0.99%, 11/25/46 (c),(f)	5,864,343	4,665,085
Series 2006-AR19, Class 1A, 0.90%, 01/25/47 (c),(f)	4,224,022	3,294,737
Series 2006-AR7, Class 2A, 1.14%, 07/25/46 (c),(f)	6,055,095	4,925,820
Series 2006-AR9, Class 1A, 1.16%, 08/25/46 (c),(f)	9,348,927	7,782,982
Series 2007-OA1, Class A1A, 0.86%, 02/25/47 (c),(f)	5,957,165	4,661,482
Wells Fargo Mortgage Backed Securities
Series 2005-AR9, Class 3A2, 2.65%, 06/25/34 (c),(f)	612,455	592,856
Series 2006-13, Class A5, 6.00%, 10/25/36 (c)	577,624	583,978
Series 2006-AR16, Class A1, 2.92%, 10/25/36 (c),(f)	2,123,114	1,889,571
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (c)	678,455	697,791

		69,558,837

Commercial Mortgage-Backed Securities — 0.2%
Boca Hotel Portfolio Trust Series 2013-BOCA, Class E, 3.93%, 08/15/26 (c),(e),(f)	1,000,000	1,000,000
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class KERE, 0.78%, 09/15/21 (c),(e),(f)	173,836	167,752

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount	Value
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ SEQ (c)	$700,000	$702,940

		1,870,692

Total United States		71,429,529

TOTAL MORTGAGE-BACKED SECURITIES (COST $72,078,429)		72,429,529

TRADE CLAIMS — 1.8%
United States — 1.8%
Financial — 1.8%
Lehman Brothers Special Finance 12/31/20 (c),(g) (Cost $18,750,000)	75,000,000	19,500,000

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 3.0%
United States — 3.0%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.9%
Federal Home Loan Mortgage Corp.
Series 4029, Class MI, 4.00%, 04/15/41 (c)	17,968,952	3,290,115
Series 4172, Class PI, 3.00%, 07/15/40 (c)	24,347,710	2,921,725
Series 4194, Class GI, 4.00%, 04/15/43 (c),(f)	15,396,214	2,988,405
Federal National Mortgage Association
Series 2012-144, Class KI, 3.00%, 11/25/42 (c)	3,320,101	441,574
Series 2012-148, Class CI, 3.00%, 11/25/42 (c)	21,160,278	2,640,803
Series 2013-1, Class PI, 4.00%, 06/25/42 (c)	5,426,483	1,054,908
Series 2013-52, Class MI, 4.50%, 06/25/43 (c)	14,272,717	2,060,980
Series 2013-54, Class IN, 3.50%, 03/25/43 (c)	16,469,387	2,615,339
Series 2013-83, Class PI, 3.00%, 10/25/41 (c)	10,768,152	1,300,793

		19,314,642

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 1.1%
Federal National Mortgage Association
Series 2013-84, Class PS, 5.97%, 11/25/42 (c),(f)	15,744,766	3,062,357
Government National Mortgage Association
Series 2010-14, Class SH, 5.82%, 02/16/40 (c),(f)	19,933,810	3,111,668
Series 2013-117, Class KI, 5.00%, 12/16/41 (c)	3,114,007	647,714
Series 2013-117, Class PS, 5.97%, 04/20/43 (c),(f)	10,959,325	2,139,260
Series 2013-117, Class SP, 5.97%, 03/20/43 (c),(f)	14,887,320	2,831,568

		11,792,567

Total United States		31,107,209

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $31,086,166)		31,107,209

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount	Value

U.S. TREASURY NOTES — 0.5%
U.S. Treasury Notes 2.50%, 08/15/23 (b) (Cost $4,839,777)	$5,000,000	$4,951,560

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.2%
iShares China Large-Cap ETF	14,556	$539,736
iShares MSCI Japan ETF	125,301	1,492,335

TOTAL EXCHANGE-TRADED FUNDS (COST $1,947,676)		2,032,071

INVESTMENT IN INVESTEE FUND — 2.4%
Cayman Islands — 2.4%
Glenview Capital Partners (Cayman), Ltd. (a),(k) (Cost $25,000,000)	25,000	$25,360,000

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.3%
Exchange-Traded Call Options — 0.0%
S&P 500 Index Strike Price 1,750.00 USD Expires 10/19/13 (c)	200	$26,000

Exchange-Traded Put Options — 0.1%
10 Year U.S. Treasury Note Future Strike Price 121.00 USD Expires 10/25/13 (c)	255	4,080
Casino Guichard Perrachon SA Strike Price 68.00 EUR Expires 06/20/14 (c)	525	272,735
Euro Stoxx 50 Strike Price 2,500.00 EUR Expires 11/15/13 (c)	150	14,002
Financial Select Sector SPDR Fund Strike Price 20.00 USD Expires 12/21/13	6,498	493,848
Financial Select Sector SPDR Fund Strike Price 19.50 USD Expires 12/18/13	1,728	87,045
FTSE 100 Strike Price 6,600.00 GBP Expires 11/15/13 (c)	7	24,364
S&P 500 Index Strike Price 1,625.00 USD Expires 12/21/13	104	306,800
S&P 500 Index Strike Price 1,650.00 USD Expires 10/19/13 (c)	85	100,130
S&P 500 Index Strike Price 1,625.00 USD Expires 10/19/13 (c)	50	38,000
Thyssenkrupp AG Strike Price 10.00 EUR Expires 12/19/14 (c)	1,600	58,443

		1,399,447

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Notional Amount		Value
FX OTC Call Options — 0.2%
USD/BRL Currency Strike Price 2.20 USD Expires 12/31/14 Counterparty JPMorgan Chase Bank, N.A.	$1,170,000		$145,884
EUR/CHF Currency Strike Price 1.25 EUR Expires 12/30/13 Counterparty JPMorgan Chase Bank, N.A.	5,700,000	EUR	27,817
USD/CNY Currency Strike Price 6.40 USD Expires 11/05/15 Counterparty JPMorgan Chase Bank, N.A.	9,340,000	USD	166,147
USD/JPY Currency Strike Price 95.00 USD Expires 12/30/14 Counterparty JPMorgan Chase Bank, N.A.	21,310,000	USD	1,408,741

			1,748,589

OTC Put Options — 0.0%
Fiat SpA Strike Price 3.20 EUR Expires 12/19/14 Counterparty JPMorgan Chase Bank, N.A. (c)	1,750,000	EUR	325,775
SAP AG Strike Price 54.00 EUR Expires 10/18/13 Counterparty JPMorgan Chase Bank, N.A. (c)	20,790	EUR	17,005
TOP 40 Index Strike Price 36,136 ZAR Expires 02/28/14 Counterparty JPMorgan Chase Bank, N.A.	1,002	ZAR	48,339

			391,119

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $3,963,937)			3,565,155

TOTAL INVESTMENTS IN SECURITIES — 76.6% (COST $792,254,993) (h)			802,341,263

TOTAL SECURITIES SOLD SHORT — (16.6%) (PROCEEDS $171,265,719)			(173,396,722)

Other Assets — 40.0% (i)			418,168,867

Net Assets — 100.0%			$1,047,113,408

Security Description	Shares		Value
SECURITIES SOLD SHORT — (16.6)%
COMMON STOCK — (11.7)%
Argentina — (0.0)%
Hotels, Restaurants & Leisure — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	2,700		$(31,995)

Internet Software & Services — (0.0)%
MercadoLibre, Inc.	1,300		(175,383)

Total Argentina			(207,378)

Australia — (0.1)%
Commercial Banks — (0.0)%
Westpac Banking Corp. ADR	200		(6,134)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Metals & Mining — (0.1)%
BHP Billiton Ltd. ADR	12,556	$(834,974)

Total Australia		(841,108)

Bermuda — (0.0)%
Electric Utilities — (0.0)%
Brookfield Infrastructure Partners LP	100	(3,802)

Insurance — (0.0)%
Everest Re Group Ltd.	400	(58,164)

Oil, Gas & Consumable Fuels — (0.0)%
Frontline Ltd.	200	(530)
Kosmos Energy Ltd.	7,600	(78,128)
Teekay Tankers Ltd. Class A	300	(786)

		(79,444)

Total Bermuda		(141,410)

Brazil — (0.1)%
Airlines — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	4,600	(22,494)

Commercial Banks — (0.0)%
Banco Santander Brasil SA ADR	1,700	(11,815)

Chemicals — (0.0)%
Braskem SA ADR	100	(1,595)

Diversified Telecommunication Services — (0.0)%
Oi SA ADR	9,200	(16,927)

Electric Utilities — (0.0)%
Centrais Eletricas Brasileiras SA ADR	1,100	(3,091)

Food & Staples Retailing — (0.0)%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	100	(4,602)

Household Durables — (0.0)%
Gafisa SA ADR	15,600	(50,076)

Metals & Mining — (0.0)%
Cia Siderurgica Nacional SA ADR	8,000	(34,160)

Oil, Gas & Consumable Fuels — (0.1)%
Petroleo Brasileiro SA ADR	48,200	(746,618)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Paper & Forest Products — (0.0)%
Fibria Celulose SA ADR	9,400	$(108,288)

Total Brazil		(999,666)

British Virgin Islands — (0.0)%
Real Estate Management & Development — (0.0)%
Altisource Residential Corp. (d)	600	(13,788)

Total British Virgin Islands		(13,788)

Canada — (0.3)%
Biotechnology — (0.0)%
Oncolytics Biotech, Inc.	300	(732)

Chemicals — (0.1)%
Methanex Corp.	100	(5,127)
Potash Corp. of Saskatchewan, Inc.	30,100	(941,528)

		(946,655)

Communications Equipment — (0.2)%
Blackberry Ltd.	30,500	(242,475)

Diversified Telecommunication Services — (0.0)%
Telus Corp.	300	(9,936)

Health Care Providers & Services — (0.0)%
Catamaran Corp.	13,900	(638,705)

Household Durables — (0.0)%
Brookfield Residential Properties, Inc.	100	(2,302)

Independent Power Producers & Energy Traders — (0.0)%
TransAlta Corp.	100	(1,296)

IT Services — (0.0)%
CGI Group, Inc. Class A	800	(28,080)

Machinery — (0.0)%
Westport Innovations, Inc.	1,200	(29,028)

Media — (0.0)%
Imax Corp.	4,600	(139,104)

Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd.	2,600	(68,822)
AuRico Gold, Inc.	23,200	(88,392)
B2GOLD Corp.	200	(496)
Barrick Gold Corp.	24,400	(454,328)
Endeavour Silver Corp.	1,500	(6,450)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
First Majestic Silver Corp.	2,800	$(33,208)
Kinross Gold Corp.	40,300	(203,515)
McEwen Mining, Inc.	5,100	(12,240)
New Gold, Inc.	4,500	(26,910)
Novagold Resources, Inc.	14,300	(33,176)
Pan American Silver Corp.	4,300	(45,365)
Pretium Resources, Inc.	1,000	(6,890)
Rare Element Resources Ltd.	2,500	(6,675)
Sandstorm Gold Ltd.	4,300	(23,134)
Seabridge Gold, Inc.	1,800	(18,828)
Tanzanian Royalty Explortation	1,600	(4,048)
Turquoise Hill Resources Ltd.	60,700	(268,294)

		(1,300,771)

Multi-Utilities — (0.0)%
Just Energy Group, Inc.	1,600	(10,192)

Oil, Gas & Consumable Fuels — (0.0)%
Penn West Petroleum Ltd.	12,100	(134,673)
Talisman Energy, Inc.	400	(4,600)
Uranium Energy Corp.	1,300	(2,925)

		(142,198)

Real Estate Management & Development — (0.1)%
Brookfield Asset Management, Inc. Class A	4,300	(160,820)

Software — (0.0)%
Open Text Corp.	300	(22,395)

Total Canada		(3,674,689)

Chile — (0.1)%
Airlines — (0.1)%
Latam Airlines Group SA ADR	44,100	(665,028)

Beverages — (0.0)%
Cia Cervecerias Unidas SA	469	(211)
Cia Cervecerias Unidas SA ADR	2,930	(77,967)

		(78,178)

Chemicals — (0.0)%
Sociedad Quimica y Minera de Chile SA ADR	1,700	(51,935)

Commercial Banks — (0.0)%
Banco Santander Chile ADR	1,000	(26,290)

Total Chile		(821,431)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
China — (0.1)%
Internet & Catalog Retail — (0.0)%
E-Commerce China Dangdang, Inc. ADR	12,700	$(133,096)

Internet Software & Services — (0.1)%
Renren, Inc. ADR	1,800	(6,066)
Youku Tudou, Inc. ADR	42,100	(1,153,540)

		(1,159,606)

Oil, Gas & Consumable Fuels — (0.0)%
China Petroleum & Chemical Corp. ADR	100	(7,829)
Yanzhou Coal Mining Co. Ltd. ADR	4,500	(43,020)

		(50,849)

Semiconductors & Seminconductor Equipment — (0.0)%
JA Solar Holdings Co. Ltd. ADR	600	(6,102)
LDK Solar Co. Ltd. ADR	1,600	(3,088)

		(9,190)

Total China		(1,352,741)

Denmark — (0.1)%
Pharmeceuticals — (0.1)%
Novo Nordisk A/S B Shares (c)	7,500	(1,270,233)

Total Denmark		(1,270,233)

Germany — (0.1)%
Capital Markets — (0.0)%
Deutsche Bank AG	4,600	(211,048)

Semiconductors & Semiconductor Equipment — (0.0)%
Aixtron SE ADR	200	(3,392)

Software — (0.1)%
SAP AG ADR	5,400	(399,168)

Total Germany		(613,608)

Greece — (0.0)%
Commercial Banks — (0.0)%
National Bank of Greece SA ADR	6,700	(27,135)

Marine — (0.0)%
Diana Containerships, Inc.	400	(1,516)

Total Greece		(28,651)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Hong Kong — (0.0)%
Wireless Telecommunication Services — (0.0)%
China Mobile Ltd. ADR	200	$(11,286)

Total Hong Kong		(11,286)

India — (0.0)%
Commercial Banks — (0.0)%
HDFC Bank Ltd. ADR	6,600	(203,148)
ICICI Bank Ltd. ADR	700	(21,336)

		(224,484)

IT Services — (0.0)%
Wipro Ltd. ADR	3,500	(35,910)

Pharmaceuticals — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	800	(30,232)

Total India		(290,626)

Ireland — (0.2)%
Biotechnology — (0.2)%
Amarin Corp. PLC ADR	317,900	(2,009,128)

Construction Materials — (0.0)%
CRH PLC ADR	3,000	(72,510)

Total Ireland		(2,081,638)

Israel — (0.0)%
Household Durables — (0.0)%
SodaStream International Ltd.	2,100	(131,019)

Total Israel		(131,019)

Japan — (0.0)%
Automobiles — (0.0)%
Toyota Motor Corp. ADR	200	(25,606)

Commercial Banks — (0.0)%
Mizuho Financial Group, Inc. ADR	100	(432)

Total Japan		(26,038)

Jersey — (0.0)%
Metals & Mining — (0.0)%
Randgold Resources Ltd. ADR	800	(57,224)

Total Jersey		(57,224)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Mexico — (0.1)%
Beverages — (0.0)%
Fomento Economico Mexicano SAB de CV ADR	100	$(9,709)

Construction & Engineering — (0.0)%
Empresas ICA SAB de CV ADR	3,700	(31,598)

Media — (0.0)%
Grupo Televisa SAB ADR	7,300	(204,035)

Wireless Telecommunication Services — (0.1)%
America Movil SAB de CV Series L ADR	29,300	(580,433)

Total Mexico		(825,775)

Monaco — (0.0)%
Oil, Gas & Consumable Fuels — (0.0)%
GasLog Ltd.	100	(1,493)
Scorpio Tankers, Inc.	17,300	(168,848)

Total Monaco		(170,341)

Netherlands — (0.2)%
Diversified Financial Servies — (0.1)%
ING Groep NV ADR	25,000	(283,750)

Internet Software & Services — (0.0)%
Yandex NV A Shares	2,900	(105,618)

Semiconductors & Semiconductor Equipment — (0.1)%
ASML Holding NV New York Shares	12,900	(1,274,004)

Wireless Telecommunication Services — (0.0)%
VimpelCom Ltd. ADR	2,200	(25,850)

Total Netherlands		(1,689,222)

Norway — (0.0)%
Oil, Gas & Consumable Fuels — (0.0)%
Nordic American Tankers Ltd.	6,900	(56,856)

Total Norway		(56,856)

Philippines — (0.0)%
Wireless Telecommunication Services — (0.0)%
Philippine Long Distance Telephone Co. ADR	200	(13,568)

Total Philippines		(13,568)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Portugal — (0.0)%
Diversified Telecommunication Services — (0.0)%
Portugal Telecom SGPS SA	16,741	$(75,483)

Total Portugal		(75,483)

Republic of Korea — (0.0)%
Electric Utilities — (0.0)%
Korea Electric Power Corp. ADR	1,900	(26,676)

Electronic Equipment, Instruments & Components — (0.0)%
LG Display Co. Ltd. ADR	100	(1,193)

Metals & Mining — (0.0)%
POSCO ADR	400	(29,456)

Wireless Telecommunication Services — (0.0)%
SK Telecom Co. Ltd. ADR	2,500	(56,750)

Total Republic of Korea		(114,075)

Russia — (0.0)%
Metals & Mining — (0.0)%
Mechel ADR	7,200	(23,112)

Total Russia		(23,112)

South Africa — (0.1)%
Metals & Mining — (0.1)%
AngloGold Ashanti Ltd. ADR	29,400	(390,432)

Total South Africa		(390,432)

Spain — (0.0)%
Commercial Banks — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	200	(2,236)

Diversified Telecommunication Services — (0.0)%
Telefonica SA ADR	8,000	(123,840)

Total Spain		(126,076)

Sweden — (0.0)%
Communications Equipment — (0.0)%
Telefonaktiebolaget LM Ericsson ADR	2,700	(36,045)

Electronic Equipment, Instruments & Components — (0.0)%
Neonode, Inc.	200	(1,284)

Total Sweden		(37,329)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Switzerland — (0.0)%
Chemicals — (0.0)%
Syngenta AG ADR	200	$(16,260)

Machinery — (0.0)%
Pentair Ltd.	3,700	(240,278)

Semiconductors & Semiconductor Equipment — (0.0)%
STMicroelectronics NV	6,300	(57,960)

Total Switzerland		(314,498)

Taiwan — (0.0)%
Semiconductors & Semiconductor Equipment — (0.0)%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,600	(264,576)

Total Taiwan		(264,576)

United Kingdom — (0.1)%
Commercial Banks — (0.0)%
Barclays PLC ADR	2,400	(40,896)

Hotels, Restaurants & Leisure — (0.0)%
Carnival PLC ADR	100	(3,391)

Metals & Mining — (0.1)%
Rio Tinto PLC ADR	10,313	(502,862)

Semiconductors & Semiconductor Equipment — (0.0)%
ARM Holdings PLC ADR	10,400	(500,448)

Total United Kingdom		(1,047,597)

United States — (10.0)%
Aerospace & Defense — (0.0)%
DigitalGlobe, Inc.	3,300	(104,346)
KEYW Holding Corp. (The)	1,200	(16,140)
Kratos Defense & Security Solutions, Inc.	400	(3,312)
Rockwell Collins, Inc.	1,000	(67,860)

		(191,658)

Air Freight & Logistics — (0.0)%
CH Robinson Worldwide, Inc.	6,300	(375,228)
XPO Logistics, Inc.	1,300	(28,171)

		(403,399)

Auto Components — (0.0)%
Standard Motor Products, Inc.	100	(3,216)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Automobiles — (0.0)%
Winnebago Industries, Inc.	500	$(12,980)

Beverages — (0.0)%
Coca-Cola Enterprises, Inc.	300	(12,063)

Biotechnology — (0.7)%
ACADIA Pharmaceuticals, Inc. (d)	73,500	(2,019,045)
Alnylam Pharmaceuticals, Inc.	4,100	(262,441)
Arena Pharmaceuticals, Inc.	12,600	(66,402)
Ariad Pharmaceuticals, Inc.	27,700	(509,680)
Array BioPharma, Inc.	100	(622)
Biotime, Inc.	100	(380)
Cepheid, Inc.	2,900	(113,216)
Coronado Biosciences, Inc.	3,900	(27,378)
Cyclacel Pharmaceuticals, Inc.	1,100	(4,697)
Cytokinetics, Inc.	400	(3,036)
Dendreon Corp.	1,400	(4,102)
Exact Sciences Corp.	5,300	(62,593)
Exelixis, Inc.	12,400	(72,168)
Galena Biopharma, Inc.	1,300	(2,951)
Halozyme Therapeutics, Inc.	800	(8,832)
ImmunoCellular Therapeutics Ltd.	4,900	(12,593)
ImmunoGen, Inc.	5,600	(95,312)
Immunomedics, Inc.	700	(4,333)
Infinity Pharmaceuticals, Inc.	12,000	(209,400)
Inovio Pharmaceuticals, Inc.	2,000	(4,140)
Ironwood Pharmaceuticals, Inc.	21,200	(251,220)
Keryx Biopharmaceuticals, Inc.	140,300	(1,417,030)
Merrimack Pharmaceuticals, Inc.	23,900	(90,820)
Nanosphere, Inc.	1,700	(3,400)
Neostem, Inc.	2,900	(24,795)
Neurocrine Biosciences, Inc.	2,300	(26,036)
Novavax, Inc.	600	(1,896)
Opko Health, Inc.	4,100	(36,121)
Orexigen Therapeutics, Inc.	10,200	(62,628)
Peregrine Pharmaceuticals, Inc.	7,000	(9,870)
Pharmacyclics, Inc. (c)	12,760	(1,766,239)
Sangamo Biosciences, Inc.	2,900	(30,392)
Sarepta Therapeutics, Inc.	900	(42,507)
Spectrum Pharmaceuticals, Inc.	4,500	(37,755)
Synageva BioPharma Corp.	200	(12,662)
Synergy Pharmaceuticals, Inc.	20,900	(95,513)
Synta Pharmaceuticals Corp.	4,000	(25,240)
TESARO, Inc.	100	(3,874)
Threshold Pharmaceuticals, Inc.	200	(930)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Vanda Pharmaceuticals, Inc.	400	$(4,388)
Vical, Inc.	200	(250)

		(7,426,887)

Building Products — (0.0)%
NCI Building Systems, Inc.	400	(5,096)
Simpson Manufacturing Co., Inc.	100	(3,257)
Trex Co., Inc.	200	(9,906)

		(18,259)

Capital Markets — (0.3)%
Cohen & Steers, Inc.	100	(3,531)
Eaton Vance Corp.	2,800	(108,724)
Federated Investors, Inc. Class B	2,500	(67,900)
FXCM, Inc. Class A	300	(5,925)
Goldman Sachs Group, Inc. (The)	13,000	(2,056,730)
Greenhill & Co., Inc.	300	(14,964)
Janus Capital Group, Inc.	3,600	(30,636)
Main Street Capital Corp.	3,200	(95,776)
Morgan Stanley	9,900	(266,805)
Walter Investment Management Corp.	16,700	(660,318)

		(3,311,309)

Chemicals — (0.1)%
Axiall Corp.	13,000	(491,270)
Flotek Industries, Inc.	4,600	(105,800)
Kronos Worldwide, Inc.	200	(3,098)
PolyOne Corp.	200	(6,142)
Sigma-Aldrich Corp.	1,100	(93,830)

		(700,140)

Commercial Banks — (0.1)%
BancorpSouth, Inc.	100	(1,994)
Bank of the Ozarks, Inc.	200	(9,598)
Columbia Banking System, Inc.	400	(9,880)
First Financial Bankshares, Inc.	200	(11,764)
First Horizon National Corp.	5,800	(63,742)
NBT Bancorp, Inc.	100	(2,298)
Prosperity Bancshares, Inc.	6,400	(395,776)

		(495,052)

Commercial Services & Supplies — (0.2)%
ACCO Brands Corp.	3,700	(24,568)
ADT Corp. (The)	51,200	(2,081,792)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Cintas Corp.	3,900	$(199,680)
HNI Corp.	200	(7,236)

		(2,313,276)

Communications Equipment — (0.0)%
Meru Networks, Inc.	200	(654)
Parkervision, Inc.	2,500	(8,375)
Procera Networks, Inc.	5,000	(77,450)
Riverbed Technology, Inc.	2,100	(30,639)
Ruckus Wireless, Inc.	4,700	(79,101)

		(196,219)

Computers & Peripherals — (0.1)%
3D Systems Corp.	200	(10,798)
Diebold, Inc.	5,700	(167,352)
Fusion-io, Inc.	28,600	(382,954)
Hutchinson Technology, Inc.	200	(696)
OCZ Technology Group, Inc.	2,100	(2,730)
Silicon Graphics International Corp.	1,000	(16,250)

		(580,780)

Construction Materials — (0.0)%
Texas Industries, Inc.	300	(19,893)

Consumer Finance — (0.4)%
Capital One Financial Corp.	31,300	(2,151,562)
Portfolio Recovery Associates, Inc.	33,145	(1,986,711)

		(4,138,273)

Distributors — (0.0)%
Pool Corp.	200	(11,226)

Diversified Consumer Services — (0.0)%
Outerwall, Inc.	1,600	(79,984)
Weight Watchers International, Inc.	1,000	(37,370)

		(117,354)

Diversified Financial Services — (0.3)%
Bank of America Corp.	141,800	(1,956,840)
Berkshire Hathaway, Inc. Class B	2,400	(272,424)
Leucadia National Corp.	27,500	(749,100)
PHH Corp.	4,200	(99,708)

		(3,078,072)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Diversified Telecommunication Services — (0.0)%
CenturyLink, Inc.	3,500	$(109,830)
Cincinnati Bell, Inc.	9,000	(24,480)
inContact, Inc.	700	(5,789)
Inteliquent, Inc.	4,700	(45,402)
Iridium Communications, Inc.	300	(2,064)

		(187,565)

Electric Utilities — (0.2)%
Duke Energy Corp.	4,000	(267,120)
Northeast Utilities	18,500	(763,125)
Pepco Holdings, Inc.	29,400	(542,724)

		(1,572,969)

Electrical Equipment — (0.1)%
Acuity Brands, Inc.	12,900	(1,187,058)
Capstone Turbine Corp.	18,800	(22,184)
Encore Wire Corp.	100	(3,944)
FuelCell Energy, Inc.	800	(1,032)
SolarCity Corp.	4,900	(169,540)

		(1,383,758)

Electronic Equipment, Instruments & Components — (0.0)%
InvenSense, Inc.	5,900	(103,958)
Microvision, Inc.	400	(696)
RealD, Inc.	1,800	(12,600)
Uni-Pixel, Inc.	2,400	(42,552)

		(159,806)

Energy Equipment & Services — (0.1)%
Geospace Technologies Corp.	12,200	(1,028,460)
Nuverra Environmental Solutions, Inc.	19,300	(44,197)

		(1,072,657)

Food & Staples Retailing — (0.7)%
Roundy’s, Inc.	13,300	(114,380)
Safeway, Inc.	22,800	(729,372)
Walgreen Co. (c)	116,000	(6,240,800)

		(7,084,552)

Food Products — (0.1)%
Annie’s, Inc.	1,800	(88,380)
Campbell Soup Co.	6,300	(256,473)
Hormel Foods Corp.	400	(16,848)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Pinnacle Foods, Inc.	3,400	$(89,998)
Snyders-Lance, Inc.	100	(2,885)

		(454,584)

Health Care Equipment & Supplies — (0.8)%
Biolase, Inc.	2,607	(4,979)
Boston Scientific Corp. (c)	177,545	(2,084,378)
Cerus Corp.	1,900	(12,749)
DENTSPLY International, Inc. (c)	33,945	(1,473,553)
IDEXX Laboratories, Inc. (c)	14,692	(1,464,058)
Masimo Corp.	4,800	(127,872)
Medical Action Industries, Inc.	500	(3,320)
Medtronic, Inc. (c)	37,484	(1,996,023)
Navidea Biopharmaceuticals, Inc.	8,100	(21,465)
Rockwell Medical, Inc.	2,200	(25,102)
TearLab Corp.	6,800	(75,208)
Unilife Corp.	500	(1,660)
Varian Medical Systems, Inc. (c)	19,964	(1,491,910)

		(8,782,277)

Health Care Providers & Services — (0.5)%
AmerisourceBergen Corp. (c)	31,648	(1,933,693)
BioScrip, Inc.	3,900	(34,242)
DaVita HealthCare Partners, Inc.	100	(5,690)
Emeritus Corp.	2,200	(40,766)
Express Scripts Holding Co.	28,500	(1,760,730)
Kindred Healthcare, Inc.	5,200	(69,836)
Quest Diagnostics, Inc. (c)	15,173	(937,540)
Tenet Healthcare Corp.	300	(12,357)

		(4,794,854)

Health Care Technology — (0.1)%
athenahealth, Inc.	3,000	(325,680)
Cerner Corp.	3,400	(178,670)
Merge Healthcare, Inc.	3,900	(10,179)
Vocera Communications, Inc.	1,000	(18,600)

		(533,129)

Hotels, Restaurants & Leisure — (0.4)%
Bally Technologies, Inc.	27,800	(2,003,268)
Cheesecake Factory, Inc. (The)	5,200	(228,540)
Choice Hotels International, Inc.	3,900	(168,441)
Dunkin’ Brands Group, Inc.	45,800	(2,072,908)
Jamba, Inc.	2,300	(30,774)

		(4,503,931)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Household Durables — (0.1)%
Beazer Homes USA, Inc.	4,200	$(75,600)
Blyth, Inc.	900	(12,447)
DR Horton, Inc.	12,800	(248,704)
Hovnanian Enterprises, Inc. Class A	20,300	(106,169)
KB Home	4,500	(81,090)
M/I Homes, Inc.	2,200	(45,364)
PulteGroup, Inc.	400	(6,600)
Ryland Group, Inc. (The)	300	(12,162)
Tempur Sealy International, Inc.	3,400	(149,464)
Tupperware Brands Corp.	100	(8,637)
William Lyon Homes Class A	300	(6,096)
Zagg, Inc.	200	(900)

		(753,233)

Household Products — (0.2)%
Colgate-Palmolive Co. (c)	21,500	(1,274,950)
Harbinger Group, Inc.	2,800	(29,036)
Procter & Gamble Co. (The) (c)	16,000	(1,209,440)

		(2,513,426)

Independent Power Producers & Energy Traders — (0.2)%
Atlantic Power Corp.	4,200	(18,102)
Dynegy, Inc.	500	(9,660)
NRG Energy, Inc. (d)	77,600	(2,120,808)

		(2,148,570)

Insurance — (0.2)%
Alleghany Corp.	600	(245,790)
American Equity Investment Life Holding Co.	600	(12,732)
Amtrust Financial Services, Inc.	27,670	(1,080,790)
Chubb Corp. (The)	2,700	(241,002)
HCI Group, Inc.	100	(4,084)
Hilltop Holdings, Inc.	900	(16,650)

		(1,601,048)

Internet & Catalog Retail — (0.0)%
Shutterfly, Inc.	700	(39,116)

Internet Software & Services — (0.2)%
Angie’s List, Inc.	10,300	(231,750)
Bankrate, Inc.	21,800	(448,426)
Bazaarvoice, Inc.	4,200	(38,136)
EarthLink, Inc.	9,700	(48,015)
Gogo, Inc.	100	(1,777)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
MeetMe, Inc.	700	$(1,267)
Millennial Media, Inc.	16,600	(117,362)
Move, Inc.	200	(3,390)
Pandora Media, Inc.	8,400	(211,092)
Trulia, Inc.	300	(14,109)
WebMD Health Corp.	23,700	(677,820)

		(1,793,144)

IT Services — (0.2)%
Heartland Payment Systems, Inc.	100	(3,972)
Higher One Holdings, Inc.	1,200	(9,204)
Paychex, Inc.	10,200	(414,528)
Teradata Corp.	35,900	(1,990,296)

		(2,418,000)

Leisure Equipment & Products — (0.0)%
Callaway Golf Co.	800	(5,696)
JAKKS Pacific, Inc.	3,800	(17,062)
Nautilus, Inc.	6,400	(46,208)
Sturm Ruger & Co., Inc.	100	(6,263)

		(75,229)

Life Sciences Tools & Services — (0.1)%
Apricus Biosciences, Inc.	100	(209)
Illumina, Inc. (c)	16,000	(1,293,280)
Sequenom, Inc.	25,200	(67,284)

		(1,360,773)

Machinery — (0.3)%
Accuride Corp.	200	(1,028)
Briggs & Stratton Corp.	35,900	(722,308)
CLARCOR, Inc.	100	(5,553)
Navistar International Corp.	6,400	(233,472)
Pall Corp. (c)	25,867	(1,992,794)
Proto Labs, Inc.	1,300	(99,307)
Titan International, Inc.	200	(2,928)

		(3,057,390)

Media — (0.1)%
Dex Media, Inc.	3,600	(29,268)
Digital Generation, Inc.	400	(5,172)
EW Scripps Co. Class A	1,600	(29,360)
Gannett Co., Inc.	21,000	(562,590)
Sirius XM Radio, Inc.	57,500	(222,525)
Twenty-First Century Fox, Inc.	15,300	(512,550)

		(1,361,465)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Metals & Mining — (0.4)%
AK Steel Holding Corp.	33,800	$(126,750)
Allied Nevada Gold Corp.	28,000	(117,040)
AMCOL International Corp.	100	(3,268)
Century Aluminum Co.	2,800	(22,540)
Cliffs Natural Resources, Inc.	30,500	(625,250)
Freeport-McMoRan Copper & Gold, Inc.	5,400	(178,632)
Globe Specialty Metals, Inc.	100	(1,541)
Gold Resource Corp.	2,400	(15,912)
Golden Star Resources Ltd.	3,200	(1,280)
Hecla Mining Co.	57,200	(179,608)
Molycorp, Inc.	1,000	(6,560)
Newmont Mining Corp.	69,800	(1,961,380)
Noranda Aluminum Holding Corp.	400	(984)
Paramount Gold and Silver Corp.	2,600	(3,354)
RTI International Metals, Inc.	100	(3,204)
Thompson Creek Metals Co., Inc.	1,100	(3,949)
United States Steel Corp.	500	(10,295)
Walter Energy, Inc.	79,700	(1,118,191)

		(4,379,738)

Multiline Retail — (0.1)%
Bon-Ton Stores, Inc. (The)	7,600	(80,180)
JC Penney Co., Inc.	38,200	(336,924)
Sears Holdings Corp.	700	(41,748)

		(458,852)

Office Electronics — (0.1)%
Zebra Technologies Corp. Class A	16,600	(755,798)

Oil, Gas & Consumable Fuels — (0.7)%
Alon USA Energy, Inc.	16,800	(171,528)
Alpha Natural Resources, Inc.	138,600	(826,056)
Amyris, Inc.	100	(231)
Arch Coal, Inc.	115,000	(472,650)
Bill Barrett Corp.	28,100	(705,591)
BPZ Resources, Inc.	1,800	(3,510)
Cobalt International Energy, Inc.	41,600	(1,034,176)
Comstock Resources, Inc.	47,500	(755,725)
Emerald Oil, Inc.	29,500	(212,105)
Endeavour International Corp.	1,000	(5,350)
FX Energy, Inc.	2,300	(7,912)
Gevo, Inc.	100	(192)
Gulfport Energy Corp.	15,900	(1,023,006)
Halcon Resources Corp.	84,400	(373,892)
Harvest Natural Resources, Inc.	100	(535)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
James River Coal Co.	2,400	$(4,752)
KiOR, Inc. Class A	3,800	(10,716)
Magnum Hunter Resources Corp.	54,566	(336,672)
Midstates Petroleum Co., Inc.	14,800	(75,924)
Pacific Ethanol, Inc.	400	(1,404)
PBF Energy, Inc.	500	(11,225)
Peabody Energy Corp.	34,200	(589,950)
Penn Virginia Corp.	7,000	(46,550)
Quicksilver Resources, Inc.	25,800	(50,826)
Rentech, Inc.	3,100	(6,138)
Resolute Energy Corp.	500	(4,180)
Royale Energy, Inc.	600	(1,632)
SandRidge Energy, Inc.	2,700	(15,822)
Swift Energy Co.	5,400	(61,668)
Uranerz Energy Corp.	500	(475)
Whiting Petroleum Corp.	2,900	(173,565)
ZaZa Energy Corp.	200	(230)

		(6,984,188)

Personal Products — (0.0)%
Star Scientific, Inc.	1,000	(1,910)

Pharmaceuticals — (0.4)%
Ampio Pharmaceuticals, Inc.	900	(6,750)
Bristol-Myers Squibb Co. (c)	29,600	(1,369,888)
Cadence Pharmaceuticals, Inc.	2,100	(13,251)
Endocyte, Inc.	100	(1,333)
Hospira, Inc. (c)	11,866	(465,385)
Merck & Co., Inc. (c)	52,600	(2,504,286)
Nektar Therapeutics	100	(1,044)
NuPathe, Inc.	900	(2,169)
Repros Therapeutics, Inc.	400	(10,720)
Ventrus Biosciences, Inc.	400	(1,156)
Vivus, Inc.	9,400	(87,608)

		(4,463,590)

Professional Services — (0.0)%
Acacia Research Corp.	2,400	(55,344)
Advisory Board Co. (The)	500	(29,740)
Nielsen Holdings NV	2,800	(102,060)

		(187,144)

Real Estate Investment Trusts (REITs) — (0.9)%
AG Mortgage Investment Trust, Inc.	100	(1,662)
Agree Realty Corp.	1,400	(42,252)
American Realty Capital Properties, Inc.	15,100	(184,220)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
American Residential Properties, Inc.	900	$(15,849)
AmREIT, Inc.	1,900	(32,965)
Apollo Residential Mortgage, Inc.	16,400	(239,276)
Ares Commercial Real Estate Corp.	8,600	(106,898)
ARMOUR Residential REIT, Inc.	68,200	(286,440)
Associated Estates Realty Corp.	10,100	(150,591)
AvalonBay Communities, Inc.	400	(50,836)
Brandywine Realty Trust	1,200	(15,816)
Campus Crest Communities, Inc.	4,400	(47,520)
Capstead Mortgage Corp.	1,900	(22,363)
Chambers Street Properties	2,700	(23,706)
Chatham Lodging Trust	4,600	(82,156)
Cole Real Estate Investment, Inc.	100	(1,226)
Colony Financial, Inc.	2,300	(45,954)
CoreSite Realty Corp.	100	(3,394)
Corporate Office Properties Trust	2,800	(64,680)
Cousins Properties, Inc.	2,000	(20,580)
DCT Industrial Trust, Inc.	3,500	(25,165)
DDR Corp.	5,000	(78,550)
DiamondRock Hospitality Co.	4,000	(42,680)
Digital Realty Trust, Inc.	5,000	(265,500)
Duke Realty Corp.	1,100	(16,984)
DuPont Fabros Technology, Inc.	2,200	(56,694)
Dynex Capital, Inc.	20,100	(176,277)
Education Realty Trust, Inc.	200	(1,820)
Equity One, Inc.	900	(19,674)
Equity Residential	200	(10,714)
Excel Trust, Inc.	3,000	(36,000)
First Potomac Realty Trust	1,900	(23,883)
General Growth Properties, Inc.	8,100	(156,249)
Glimcher Realty Trust	5,900	(57,525)
Gramercy Property Trust, Inc.	1,600	(6,640)
Hatteras Financial Corp.	500	(9,355)
Healthcare Realty Trust, Inc.	15,100	(348,961)
Hersha Hospitality Trust	14,700	(82,173)
Highwoods Properties, Inc.	200	(7,062)
JAVELIN Mortgage Investment Corp.	500	(5,915)
Kite Realty Group Trust	10,400	(61,672)
LaSalle Hotel Properties	18,800	(536,176)
Lexington Realty Trust	4,700	(52,781)
Macerich Co. (The)	400	(22,576)
Mack-Cali Realty Corp.	5,700	(125,058)
Medical Properties Trust, Inc.	1,800	(21,906)
National Retail Properties, Inc.	100	(3,182)
New Residential Investment Corp.	2,600	(17,212)
New York Mortgage Trust, Inc.	4,100	(25,625)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Omega Healthcare Investors, Inc.	100	$(2,987)
Pennsylvania Real Estate Investment Trust	100	(1,870)
PennyMac Mortgage Investment Trust	500	(11,340)
Prologis, Inc.	5,200	(195,624)
Realty Income Corp.	5,600	(222,600)
Redwood Trust, Inc.	12,800	(252,032)
Regency Centers Corp.	600	(29,010)
Retail Properties of America, Inc.	100	(1,375)
Ryman Hospitality Properties, Inc.	54,600	(1,884,246)
Silver Bay Realty Trust Corp.	21,600	(338,256)
SL Green Realty Corp.	4,000	(355,360)
Spirit Realty Capital, Inc.	229,800	(2,109,564)
STAG Industrial, Inc.	600	(12,072)
Washington Real Estate Investment Trust (d)	700	(17,689)
Western Asset Mortgage Capital Corp.	20,700	(330,993)

		(9,497,411)

Real Estate Management & Development — (0.0)%
Brookfield Office Properties, Inc.	7,400	(141,118)
St Joe Co. (The)	200	(3,924)

		(145,042)

Road & Rail — (0.0)%
Genesee & Wyoming, Inc. Class A	900	(83,673)
YRC Worldwide, Inc.	1,500	(25,320)

		(108,993)

Semiconductors & Semiconductor Equipment — (0.2)%
Advanced Micro Devices, Inc.	19,900	(75,620)
Amkor Technology, Inc.	400	(1,716)
ANADIGICS, Inc.	200	(394)
Applied Materials, Inc.	92,400	(1,620,696)
Applied Micro Circuits Corp.	100	(1,290)
Cree, Inc.	8,300	(499,577)
Cypress Semiconductor Corp.	6,500	(60,710)
Entropic Communications, Inc.	600	(2,628)
GT Advanced Technologies, Inc.	800	(6,808)
Lam Research Corp.	500	(25,595)
Mindspeed Technologies, Inc.	400	(1,216)
Rudolph Technologies, Inc.	100	(1,140)
SunEdison, Inc.	13,300	(106,001)

		(2,403,391)

Software — (0.1)%
Bottomline Technologies de, Inc.	12,800	(356,864)
Glu Mobile, Inc.	18,300	(51,057)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Jive Software, Inc.	7,500	$(93,750)
Mitek Systems, Inc.	1,700	(8,806)
Tangoe, Inc.	10,400	(248,144)
VirnetX Holding Corp.	500	(10,200)
Vringo, Inc.	11,200	(32,256)
Zynga, Inc. Class A	2,100	(7,728)

		(808,805)

Specialty Retail — (0.2)%
Abercrombie & Fitch Co. Class A	33,500	(1,184,895)
Aeropostale, Inc.	36,400	(342,160)
Barnes & Noble, Inc.	15,600	(201,864)
bebe stores, Inc.	3,700	(22,533)
Buckle, Inc. (The)	400	(21,620)
Christopher & Banks Corp.	300	(2,163)
Francesca’s Holdings Corp.	4,700	(87,608)
Pier 1 Imports, Inc.	2,000	(39,040)
Stage Stores, Inc.	300	(5,760)
Staples, Inc.	8,800	(128,920)
TravelCenters of America LLC	400	(3,140)

		(2,039,703)

Textiles, Apparel & Luxury Goods — (0.0)%
Jones Group, Inc. (The)	800	(12,008)
Quiksilver, Inc.	5,500	(38,665)

		(50,673)

Thrifts & Mortgage Finance — (0.1)%
MGIC Investment Corp.	100	(728)
Radian Group, Inc.	89,300	(1,243,949)

		(1,244,677)

Tobacco — (0.0)%
Alliance One International, Inc.	300	(873)

Trading Companies & Distributors — (0.0)%
CAI International, Inc.	1,700	(39,559)
DXP Enterprises, Inc.	100	(7,897)
Titan Machinery, Inc.	3,100	(49,817)

		(97,273)

Transportation Infrastructure — (0.0)%
Macquarie Infrastructure Co. LLC	4,300	(230,222)

Water Utilities — (0.0)%
American States Water Co.	200	(5,512)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Shares	Value
Wireless Telecommunication Services — (0.0)%
NII Holdings, Inc.	4,900	$(29,743)
Sprint Corp.	54,900	(340,929)

		(370,672)

Total United States		(104,915,999)

TOTAL COMMON STOCK (Proceeds $120,227,580)		(122,627,473)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (1.0)%
Luxembourg — (0.1)%
Communications — (0.1)%
Intelsat Jackson Holdings SA 6.63%, 12/15/22 (c),(e)	$500,000	$(501,250)

Total Luxembourg		(501,250)

United States — (0.9)%
Basic Materials — (0.1)%
Steel Dynamics, Inc. 6.13%, 08/15/19 (c)	500,000	(526,250)

Communications — (0.1)%
Windstream Corp. 7.50%, 06/01/22 (c)	850,000	(856,375)
Windstream Corp. 7.75%, 10/01/21 (c)	500,000	(521,250)

		(1,377,625)

Consumer, Cyclical — (0.1)%
AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, 05/20/22 (c)	500,000	(525,000)
MGM Resorts International 11.38%, 03/01/18 (c),(d)	500,000	(641,250)

		(1,166,250)

Consumer, Non-cyclical — (0.3)%
Alliance One International, Inc. 9.88%, 07/15/21 (c),(e)	1,500,000	(1,425,000)
Constellation Brands, Inc. 3.75%, 05/01/21 (c)	500,000	(464,375)
ServiceMaster Co. 8.00%, 02/15/20 (c)	500,000	(500,000)
Tenet Healthcare Corp. 4.50%, 04/01/21 (c)	530,000	(500,850)

		(2,890,225)

Energy — (0.0)%
Peabody Energy Corp. 6.25%, 11/15/21 (c)	500,000	(490,000)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Security Description	Principal Amount	Value
Financial — (0.3)%
Denali Borrower LLC / Denali Finance Corp. 5.63%, 10/15/20 (c),(e)	$3,000,000	$(2,943,750)

Total United States		(9,394,100)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $9,903,258)		(9,895,350)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (3.9)%
Alerian MLP ETF	29,500	$(518,905)
Consumer Staples Select Sector SPDR Fund (c)	69,614	(2,770,637)
Health Care Select Sector SPDR Fund (c)	56,708	(2,867,723)
iShares Global Materials ETF	8,990	(538,051)
iShares iBoxx $ Investment Grade Corporate Bond ETF	45,692	(5,186,956)
iShares JP Morgan USD Emerging Markets Bond ETF	18,996	(2,070,564)
iShares Mortgage Real Estate Capped ETF	85,191	(1,021,440)
iShares MSCI Chile Capped ETF	21,281	(1,067,668)
iShares MSCI Indonesia ETF	10,385	(244,982)
iShares MSCI Philippines ETF	7,832	(257,594)
iShares Russell 2000 ETF (c)	27,563	(2,938,767)
iShares U.S. Broker Dealers ETF	98,375	(3,211,944)
SPDR Dow Jones Global Real Estate ETF	24,372	(1,030,936)
SPDR S&P 500 ETF Trust (c)	17,037	(2,863,920)
SPDR S&P Insurance ETF	36,572	(2,075,827)
SPDR S&P Metals & Mining ETF	13,800	(505,494)
SPDR S&P Oil & Gas Exploration & Production ETF	8,180	(538,980)
SPDR S&P Regional Banking ETF	223,115	(7,954,050)
Vanguard FTSE Developed Markets ETF	40,755	(1,613,083)
Vanguard FTSE Emerging Markets ETF	39,800	(1,596,378)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $41,134,881)		(40,873,899)

TOTAL SECURITIES SOLD SHORT — (16.6%) (PROCEEDS $171,265,719)		$(173,396,722)

Footnote Legend:

(a)	Non-income producing.
(b)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(d)	All or a portion of this security is segregated for derivative financial instruments.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional investors unless registered under the Securities Act of 1933 or exempted from registration.
(f)	Variable/floating rate interest rate security. Rate presented is as of September 30, 2013.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer.
(h)	Also represents cost for federal tax purposes.
(i)	Assets, other than investments in securities, less liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of this balance represents cash collateral for derivatives.
(j)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(k)	Security considered illiquid.
(l)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2013. Maturity date presented is the ultimate maturity.

Options Written Contracts Outstanding as of September 30, 2013:

Exchange-Traded Put Options Written	Strike Index	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
Financial Select Sector SPDR Fund	18.00 USD	12/21/13	6,498	$(78,041)	$(136,458)	$(58,417)
Financial Select Sector SPDR Fund	17.50 USD	12/18/13	1,728	(10,307)	(26,828)	(16,521)
Vivendi SA	17.00 EUR	12/20/13	2,278	(243,593)	(246,543)	(2,950)
Vodafone Group PLC	2.10 GBP	11/15/13	1,270	(216,365)	(71,960)	144,405

				$(548,306)	$(481,789)	$66,517

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
Call — USD/BRL Currency	JPMorgan Chase Bank, N.A.	3.30 USD	12/31/14	$1,170,000 USD	$(22,310)	$(15,898)	$6,412
Call — EUR/CHF Currency	JPMorgan Chase Bank, N.A.	1.30 EUR	12/30/13	5,700,000 EUR	(16,164)	(2,767)	13,397
Call — USD/CNY Currency	JPMorgan Chase Bank, N.A.	6.80 USD	11/05/15	9,340,000 USD	(139,721)	(118,384)	21,337
Call — USD/JPY Currency	JPMorgan Chase Bank, N.A.	105.00 USD	12/30/14	21,310,000 USD	(678,297)	(480,908)	197,389
Call — USD/JPY Currency	JPMorgan Chase Bank, N.A.	110.00 USD	12/30/14	21,310,000 USD	(403,824)	(268,183)	135,641
Call — USD/KRW Currency	JPMorgan Chase Bank, N.A.	1,140.00 USD	12/23/13	11,460,000 USD	(72,427)	(49,189)	23,238
Call — USD/MXN Currency	JPMorgan Chase Bank, N.A.	13.60 USD	12/23/13	5,530,000 USD	(91,798)	(89,701)	2,097

					$(1,424,541)	$(1,025,030)	$399,511

FX OTC Put Options Written
Put — USD/BRL Currency	JPMorgan Chase Bank, N.A.	2.10 USD	12/31/14	$1,170,000 USD	$(32,228)	$(34,105)	$(1,877)
Put — USD/JPY Currency	JPMorgan Chase Bank, N.A.	90.00 USD	12/30/14	21,310,000 USD	(492,261)	(480,961)	11,300

					$(524,489)	$(515,066)	$9,423

OTC Put Options Written
Vodafone Group PLC	JPMorgan Chase Bank, N.A.	2.100 GBP	11/15/13	$850,000 GBP	$(122,427)	$(40,708)	$81,719

Total Options Written Outstanding					$(2,619,763)	$(2,062,593)	$557,170

Futures Contracts Sold Outstanding at September 30, 2013

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index	1,687	Eurex	16,870 EUR	Dec 2013	$305,893

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2013

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	5,844,515	USD	2,465,000	Morgan Stanley Capital Services LLC	02/12/14	$94,442
DKK	10,050,210	EUR	1,350,000	JPMorgan Chase Bank, N.A.	06/16/14	(806)
GBP	24,580	USD	39,490	Morgan Stanley & Co, LLC	12/30/13	278
IDR	16,800,000,000	USD	1,600,000	Morgan Stanley Capital Services LLC	10/01/13	(149,223)
IDR	15,953,000,000	USD	1,400,000	Morgan Stanley Capital Services LLC	10/16/13	(26,643)
IDR	4,862,250,000	USD	450,000	Morgan Stanley Capital Services LLC	10/16/13	(31,420)
NGN	326,340,000	USD	2,000,000	JPMorgan Chase Bank, N.A.	10/17/13	14,538
NOK	22,442,867	EUR	2,850,000	JPMorgan Chase Bank, N.A.	12/03/13	(132,593)
NOK	4,492,512	EUR	570,000	JPMorgan Chase Bank, N.A.	12/03/13	(25,865)
PHP	5,876,550	USD	135,000	Morgan Stanley Capital Services LLC	02/12/14	479
RUB	15,940,000	USD	500,000	Morgan Stanley Capital Services LLC	10/09/13	(8,625)
SEK	25,623,051	EUR	2,950,000	JPMorgan Chase Bank, N.A.	12/03/13	(10,296)
SEK	5,088,330	EUR	585,000	JPMorgan Chase Bank, N.A.	12/03/13	(931)
SGD	2,447,645	USD	1,930,000	JPMorgan Chase Bank, N.A.	12/03/13	21,187
THB	12,500,000	USD	385,624	Morgan Stanley Capital Services LLC	10/16/13	13,654
ZAR	24,351,730	USD	2,421,708	Morgan Stanley Capital Services LLC	10/16/13	(1,152)
ZAR	24,351,730	USD	2,466,622	JPMorgan Chase Bank, N.A.	10/16/13	(46,066)
ZAR	14,760,150	USD	1,500,000	Morgan Stanley Capital Services LLC	10/16/13	(32,844)
USD	180,000	CLP	92,296,800	JPMorgan Chase Bank, N.A.	12/03/13	(1,233)
USD	2,702,100	EUR	2,000,000	State Street Bank London	10/25/13	(3,754)
USD	20,243,640	EUR	15,000,000	State Street Bank London	10/25/13	(50,267)
USD	124,161	GBP	77,025	Morgan Stanley & Co, LLC	12/30/13	(455)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,487,252	IDR	16,800,000,000	Morgan Stanley Capital Services LLC	10/01/13	$36,475
USD	4,359,114	JPY	426,860,135	Morgan Stanley & Co, LLC	12/30/13	13,803
USD	82,206	JPY	8,091,065	Morgan Stanley & Co, LLC	12/30/13	(159)
USD	1,500,000	NGN	242,250,000	JPMorgan Chase Bank, N.A.	10/17/13	4,560
USD	1,000,000	NOK	5,939,250	State Street Bank London	10/25/13	13,147
USD	532,542	PLN	1,733,835	Morgan Stanley Capital Services LLC	10/16/13	(22,203)
USD	296,460	RUB	9,924,000	Morgan Stanley Capital Services LLC	10/09/13	(9,462)
USD	2,467,147	ZAR	24,351,730	JPMorgan Chase Bank, N.A.	10/16/13	46,591
USD	2,466,622	ZAR	24,351,730	Morgan Stanley Capital Services LLC	10/16/13	46,066
USD	1,000,000	SEK	6,377,350	State Street Bank London	10/25/13	8,211
USD	3,697,986	SEK	23,605,937	Morgan Stanley & Co, LLC	12/30/13	32,362
USD	560,332	SEK	3,585,302	Morgan Stanley & Co. LLC	12/30/13	3,592
USD	358,401	SEK	2,306,119	Morgan Stanley & Co. LLC	12/30/13	298
USD	2,783	SEK	17,910	Morgan Stanley & Co. LLC	12/30/13	2
USD	1,000,000	CHF	911,400	State Street Bank London	10/25/13	(7,982)
USD	1,039,159	CHF	939,015	Morgan Stanley & Co. LLC	12/30/13	20

Total Forward Foreign Currency Exchange Contracts Outstanding						$(212,274)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2013

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vinci SA	(1.00%)	12/21/18	Credit Suisse International	6,000,000 EUR	$35,517	$43,501	$(7,984)
ArcelorMittal SA	(1.00%)	09/21/18	Credit Suisse International	700,000 EUR	110,536	123,887	(13,351)
Vinci SA	(1.00%)	09/21/18	Credit Suisse International	1,000,000 EUR	2,749	6,477	(3,728)
ArcelorMittal SA	(1.00%)	06/21/18	Credit Suisse International	7,000,000 EUR	997,065	1,081,481	(84,416)
Vinci SA	(1.00%)	09/21/18	Credit Suisse International	1,000,000 EUR	2,749	11,317	(8,568)

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$1,148,616	$1,266,663	$(118,047)

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at September 30, 2013

Reference Obligation	Rating(2)	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ThyssenKrupp AG	Ba1	1.00%	09/20/18	JPMorgan Chase Bank, N.A.	1,000,000 EUR	$(123,993)	$(126,288)	$2,295
ThyssenKrupp AG	Ba1	1.00%	09/20/18	JPMorgan Chase Bank, N.A.	3,000,000 EUR	(371,981)	(378,866)	6,885
Rallye SA	NR	5.00%	09/21/18	Morgan Stanley Capital Services LLC	7,000,000 EUR	472,368	613,698	(141,330)
Fiat SpA	B1	5.00%	03/20/18	JPMorgan Chase Bank, N.A.	7,000,000 EUR	309,302	301,051	8,251

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$285,696	$409,595	$(123,899)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

OTC Total Return Swaps Outstanding at September 30, 2013

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Allianz SE	02/09/2015	Credit Suisse Securities (Europe) Limited	$2,438,034	$—
Amadeus IT Holding SA	02/09/2015	Credit Suisse Securities (Europe) Limited	3,594,162	—
ArcelorMittal N.V.	02/09/2015	Credit Suisse Securities (Europe) Limited	1,243,919	—
Arkema SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,507,674	—
Atos	02/09/2015	Credit Suisse Securities (Europe) Limited	6,001,677	—
Barclays PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	1,590,310	—
Barclays PLC RTS	02/09/2015	Credit Suisse Securities (Europe) Limited	120,920	—
Bayer AG — REG S	08/07/2015	Morgan Stanley Capital Services LLC	4,872,058	25,078
Bayer AG	02/09/2015	Credit Suisse Securities (Europe) Limited	3,959,449	—
Beiersdorf AG	08/07/2015	Morgan Stanley Capital Services LLC	3,280,848	(79,546)
BHP Billiton PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	1,517,691	—
BP PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	1,802,506	—
Carrefour SA	02/09/2015	Credit Suisse Securities (Europe) Limited	2,691,532	—
Compagnie de St-Gobain	02/09/2015	Credit Suisse Securities (Europe) Limited	2,177,987	—
Cie Generale des Etablissements Michelin	02/09/2015	Credit Suisse Securities (USA) LLC	1,353,340	—
Club Mediterranee SA	02/09/2015	Credit Suisse Securities (Europe) Limited	84,843	—
CNH Industrial NV	04/07/2015	Credit Suisse Securities (Europe) Limited	2,886,002	—
Credit Suisse Group AG	02/09/2015	Credit Suisse Securities (Europe) Limited	4,219,521	—
Deutsche Bank AG	02/09/2015	Credit Suisse Securities (Europe) Limited	4,095,684	—
Direct Line	02/09/2015	Credit Suisse Securities (Europe) Limited	380,231	—
Electricite De France EDF	02/09/2015	Credit Suisse Securities (Europe) Limited	945,220	—
European Aeronautic Defence and Space Co NV	02/09/2015	Credit Suisse Securities (Europe) Limited	4,339,458	—
Fresenius Medical Care AG & Co KGaA	02/09/2015	Credit Suisse Securities (Europe) Limited	2,617,111	—
Galp Energia SGPS SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,803,831	—
GDF SUEZ	02/09/2015	Credit Suisse Securities (Europe) Limited	1,905,034	—
ING Groep NV	02/09/2015	Credit Suisse Securities (Europe) Limited	1,926,340	—
Jazztel PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	4,795,382	—
Koninklijke Ahold NV	02/09/2015	Credit Suisse Securities (Europe) Limited	1,731,095	—
Koninklijke KPN NV	02/09/2015	Credit Suisse Securities (Europe) Limited	7,331,636	—
L’Oreal	02/09/2015	Credit Suisse Securities (Europe) Limited	1,989,143	—
Lafarge SA	02/09/2015	Credit Suisse Securities (Europe) Limited	2,379,248	—
Lagardere SCA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,178,134	—
Linde AG	02/09/2015	Credit Suisse Securities (Europe) Limited	2,601,087	—

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nordea	02/09/2015	Credit Suisse Securities (Europe) Limited	$1,335,759	$—
Peugeot SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,596,473	—
Puma SE	02/09/2015	Credit Suisse Securities (Europe) Limited	1,658,657	—
Reckitt Benckiser Group PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	3,082,907	—
Renault SA	02/09/2015	Credit Suisse Securities (Europe) Limited	2,321,388	—
Rexel SA	02/09/2015	Credit Suisse Securities (Europe) Limited	3,188,863	—
Royal Dutch Petroleum	02/09/2015	Credit Suisse Securities (Europe) Limited	3,751,825	—
Sanofi	08/07/2015	Morgan Stanley Capital Services LLC	3,370,893	74,847
Sanofi	02/09/2015	Credit Suisse Securities (Europe) Limited	2,064,368	—
Shire PLC	08/07/2015	Morgan Stanley Capital Services LLC	7,161,450	150,701
Stada Arzneimittel AG	08/07/2015	Morgan Stanley Capital Services LLC	3,953,332	58,042
Statoil ASA	02/09/2015	Credit Suisse Securities (Europe) Limited	877,123	—
Swedish Match AB	02/09/2015	Credit Suisse Securities (Europe) Limited	2,222,299	—
ThyssenKrupp AG	02/09/2015	Credit Suisse Securities (Europe) Limited	542,948	—
UniCredito	02/09/2015	Credit Suisse Securities (Europe) Limited	2,994,738	—
Vinci SA	02/09/2015	Credit Suisse Securities (Europe) Limited	3,443,157	—
Vodafone Group PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	1,227,386	—

Total Buys				$229,122

Sells
ARM Holdings PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	2,447,765	—
AT&T, Inc.	08/14/2018	Credit Suisse Securities (Europe) Limited	702,509	—
AstraZeneca PLC	08/07/2015	Morgan Stanley Capital Services LLC	1,950,256	13,143
BT Group PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	574,411	—
Cap Gemini SA	02/09/2015	Credit Suisse Securities (Europe) Limited	376,658	—
Casino Guichard Perrachon SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,081,990	—
Faurecia	02/09/2015	Credit Suisse Securities (Europe) Limited	824,911	—
Fiat SPA	02/09/2015	Credit Suisse Securities (USA) LLC	478,097	—
Fresenius Medical Care AG & Co KGaA	08/07/2015	Morgan Stanley Capital Services LLC	2,639,421	49,484
Fresenius SE & Co KGaA	08/07/2015	Morgan Stanley Capital Services LLC	2,238,841	78,676
Nokia OYJ	02/12/2015	Credit Suisse Securities (Europe) Limited	6,275,284	—
SAP AG	02/09/2015	Credit Suisse Securities (Europe) Limited	2,374,571	—
Subsea 7 SA	02/09/2015	Credit Suisse Securities (Europe) Limited	2,894,441	(3,213)
TUI Travel PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	747,064	—
Veolia Environnement SA	02/09/2015	Credit Suisse Securities (Europe) Limited	2,413,111	—
Verizon Communications, Inc.	08/14/2018	Credit Suisse Securities (Europe) Limited	291,998	—
Volkswagen AG	02/09/2015	Credit Suisse Securities (Europe) Limited	1,944,100	—

Total Sells				$138,090

Total OTC Total Return Swaps Outstanding				$367,212

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2013

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	Three-Month LIBOR	3.250%	12/18/23	Credit Suisse Securities (USA) LLC	3,687,400 USD	$(130,848)	$(27,688)	$(103,160)
Receive	Three-Month LIBOR	0.750%	12/18/15	Credit Suisse Securities (USA) LLC	60,908,200 USD	(251,207)	(21,998)	(229,209)
Pay	Three-Month LIBOR	4.000%	12/18/43	Credit Suisse Securities (USA) LLC	1,930,100 USD	113,278	(28,115)	141,393
Receive	Three-Month LIBOR	2.000%	12/18/18	Credit Suisse Securities (USA) LLC	26,405,300 USD	(414,896)	(68,372)	(346,524)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(683,673)	$(146,173)	$(537,500)

OTC Interest Rate Swaps Outstanding at September 30, 2013

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	Brazil CETIP Interbank Deposit Overnight Rate	9.590%	01/02/15	JPMorgan Chase Bank, N.A.	11,426,595 BRL	$(30,715)	$—	$(30,715)
Pay	Three- Month JIBAR- SAFEX	9.480%	08/08/23	JPMorgan Chase Bank, N.A.	69,000,000 ZAR	40,599	—	40,599

Total OTC Interest Rate Swaps Outstanding						$9,884	$—	$9,884

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

OTC Total Return Index Swap Outstanding at September 30, 2013

Counterparty	Maturity	Description	Notional Amount	Value
Morgan Stanley & Co. International PLC (“Index Sponsor”)	08/09/2018	The Fund makes payments to the Index Sponsor in exchange for receiving payments that reflect the return of a dynamically adjusted customized index (the “Index Swap”) sponsored by a third-party investment manager (the “Index Selection Agent”). The index components may include a fully diversified portfolio of derivative financial instruments.*/**	$39,600,000	$(2,182,014)

The summary below provides a breakdown of the futures contracts comprising the index components as of September 30, 2013:

Category	% Breakdown
Interest Rate	46.03%
Bond Index	19.47
Energy	8.50
Equity Index	8.22
Foreign Currency	6.90
Agricultural	5.00
Metals	4.51
Other	1.37

Total	100.00%

*	Derivative financial instruments that comprise the index components may include futures, options, options on futures, swap, swap on futures, and forward contracts on currencies, interest rates, interest rate instruments, commodities, equity related indices and instruments, and other indices, in all cases traded on regulated markets, such as exchanges, and/or OTC markets.

**	The Fund pays the Index Sponsor a floating fee equal to the fed fund effective rate plus 0.40% on the notional amount of the Index Swap. Additionally, the value of the Index Swap reflects the quarterly management fee of the Index Selection Agent equal to 0.50% (2% per annum) of the market value of the index components. The value of the Index Swap may also include a deduction for the quarterly performance fees payable to the Index Selection Agent equal to 20% of the net of profits and losses of the index component trades closed during a calendar quarter, net of any losses carried forward. As of September 30, 2013, total fees of the Index Swap included in the value were $139,867. The Index Swap is held in Blackstone Alternative Multi-Manager Sub Fund II Ltd., which is a wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Concluded) (Unaudited)

September 30, 2013

Abbreviation Legend:
ADR	American Depository Receipt
ARM	Adjustable Rate Mortgage
CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
REG S	Regulation-S
SAFEX	South African Futures Exchange
SPDR	Standard and Poor’s Depositary Receipt
Currency Legend:
BRL	Brazilian Real
CHF	Swiss Franc
CLD	Chilian Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

Assets:
Total investments in securities, at value including $29,382,424 of securities on loan (cost of $792,254,993)	$802,341,263
Cash	264,031,699
Cash denominated in foreign currencies (cost $6,483,090)	6,484,412
Segregated cash balance with broker for securities sold short	166,946,112
Segregated cash balance with custodian for derivative financial instruments	30,049,957
Segregated cash balance with broker for futures contracts	4,927,352
Segregated cash balance with counterparties for swaps and other derivative financial instruments	3,671,307
Income receivable	3,856,573
Unrealized appreciation on forward foreign currency exchange contracts	349,705
Swap contracts, premium paid	2,181,412
Unrealized appreciation on swap contracts	508,001
Receivable for investments sold	36,553,225
Receivable for shares sold	888,316
Receivable for periodic payments from swap contracts	1,614,099
Variation margin receivable	683,194
Deferred offering cost	425,760
Prepaid expenses	159,295
Receivable from Investment Adviser	899,394

Total assets	1,326,571,076

Liabilities:
Securities sold short, at value (proceeds of $171,265,719)	173,396,722
Securities lending collateral	30,186,747
Cash received as collateral for swaps	818,886
Swap contracts, premium received	505,154
Unrealized depreciation on swap contracts	2,554,865
Variation margin payable	43,492
Options written, at value (premiums received $2,619,763)	2,062,593
Payable for investments purchased	63,090,563
Payable for shares redeemed	503,461
Unrealized depreciation on forward foreign currency exchange contracts	561,979
Dividend and interest income payable on securities sold short	462,577
Offering cost payable	554,424
Management fees payable	2,887,770
Payable to trustees	25,703
Accrued expenses	1,802,732

Total liabilities	279,457,668

Net Assets	$1,047,113,408

Net Assets Consist of:
Paid-in capital	1,042,795,693
Accumulated net investment loss	(898,681)
Accumulated net realized loss	(888,274)
Net unrealized appreciation	6,104,670

Net Assets	$1,047,113,408

Net Asset Value:
Net assets	1,047,113,408
Class I shares outstanding, no par value, unlimited shares authorized	104,466,454

Net asset value per share	$10.02

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Statement of Operations (Unaudited)

For the Period of August 6, 2013 (commencement of operations) to September 30, 2013

Investment Income:
Dividends (including net foreign taxes withheld of $12,398)	$888,101
Interest	2,738,741

Total Income	3,626,842

Expenses:
Management fees	$2,887,770
Administration fees	188,293
Custodian fees	149,151
Shareholder service fees	19,726
Trustees’ fees	36,203
Offering costs	128,664
Registration	34,000
Printing and postage	215,068
Professional fees	257,727
Dividends and interest on securities sold short	568,691
Organization fees	759,334
Other	285,226

Total Expenses	5,529,853

Less:
Expenses reimbursed by Investment Adviser	(1,004,330)

Net expenses	$4,525,523

Net investment loss	(898,681)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments in securities	472,218
Net realized gain on securities sold short	567,069
Net realized loss on forward foreign currency exchange contracts	(275,148)
Net realized loss on futures contracts	(2,368,443)
Net realized gain on options written	84,140
Net realized gain on swap contracts	631,890
Net unrealized appreciation on investments in securities	10,086,270
Net unrealized appreciation on foreign currency transactions	82,978
Net unrealized depreciation on forward foreign currency exchange contracts	(212,274)
Net unrealized depreciation on securities sold short	(2,131,003)
Net unrealized appreciation on futures contracts	305,893
Net unrealized appreciation on options written	557,170
Net unrealized depreciation on swap contracts	(2,584,364)

Net realized and unrealized gain	5,216,396

Net increase in net assets resulting from operations	$4,317,715

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Unaudited)

For the Period of August 6, 2013 (commencement of operations) to September 30, 2013

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(898,681)
Net realized loss	(888,274)
Net unrealized appreciation	6,104,670

Net increase in net assets resulting from operations	4,317,715

Capital Transactions:
Proceeds from sale of Class I shares	1,091,238,129
Cost of Class I shares redeemed	(48,542,436)

Net increase in net assets resulting from capital transactions	1,042,695,693

Net increase in net assets	1,047,013,408

Net Assets:
Beginning of period	100,000

End of period	$1,047,113,408

Accumulated net investment loss	$(898,681)

Share Transactions:
Beginning of period	10,000
Class I shares sold	109,314,593
Class I shares redeemed	(4,858,139)

Net change in shares resulting from share transactions	104,456,454

End of period	104,466,454

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Statement of Cash Flows (Unaudited)

For the Period August 6, 2013 (commencement of operations) to September 30, 2013

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$4,317,715
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(924,865,528)
Proceeds from securities sold short	241,450,763
Payments to cover securities sold short	(75,294,850)
Proceeds from disposition of investments in securities	165,372,443
Proceeds from premiums received from options written	2,990,916
Premiums paid on closing options written	(287,013)
Net realized gain on investments in securities	(472,218)
Net realized gain on options written	(84,140)
Net realized gain on securities sold short	(567,069)
Net accretion of bond discount and amortization of bond and swap premium	(75,477)
Net unrealized appreciation on options written	(557,170)
Net unrealized appreciation on investments in securities	(10,086,270)
Net unrealized depreciation on securities sold short	2,131,003
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(166,946,112)
Segregated cash balance with custodian for derivative financial instruments	(30,049,957)
Segregated cash balance with broker for futures contracts	(4,927,352)
Segregated cash balance with counterparties for swaps and other derivative financial instruments	(3,671,307)
Income receivable	(3,856,573)
Swap contracts, premium paid	(2,181,412)
Unrealized appreciation on swap contracts	(508,001)
Unrealized appreciation on forward foreign currency exchange contracts	(349,705)
Variation margin receivable	(683,194)
Receivable for periodic payments from swap contracts	(1,614,099)
Other assets	(1,484,449)
Increase (decrease) in liabilities:
Payable for securities lending collateral	30,186,747
Cash received as collateral for swaps	818,886
Unrealized depreciation on forward foreign currency exchange contracts	561,979
Swap contracts, premium received	505,154
Unrealized depreciation on swap contracts	2,554,865
Variation margin payable	43,492
Dividend and interest income payable on securities sold short	462,577
Accrued expenses and other liabilities	5,270,629

Net cash used for operating activities	(771,894,727)

Cash Flows from Financing Activities:
Proceeds from sale of Class I shares	1,090,349,813
Cost of Class I shares redeemed	(48,038,975)

Net cash provided by financing activities	1,042,310,838

Net increase in cash and foreign currency	270,416,111
Cash and foreign currency, beginning of period	100,000

Cash and foreign currency, end of period	$270,516,111

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Financial Highlights (Unaudited)

(For a Share Outstanding Throughout the Period)

Period Ended September 30, 2013[1]	Class I
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment loss	(0.01)[2]
Net realized and unrealized gain	0.03

Total From Investment Operations	0.02

Net Asset Value, End of Period	$10.02

Total Return[3]	0.20%

Ratios to Average Net Assets:[4]
Total expenses before reimbursement from Investment Adviser	3.30%
Reimbursement from Investment Adviser[5]	(0.24)%

Net expenses after reimbursement from Investment Adviser	3.06%
Excluded Expenses[5]	(0.66)%

Expenses, net of impact of excluded expenses	2.40%

Net investment loss	(0.17)%

Supplemental Data:
Net assets, end of period (000 omitted)	$1,047,113
Portfolio turnover[3]	33%

[1]	For the period August 6, 2013 (commencement of operations) through September 30, 2013.
[2]	Calculated using average shares outstanding.
[3]	Percentage represents the results for the period and is not annualized.
[4]	Financial ratios have been annualized except for organization costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of a single series, Blackstone Alternative Multi-Manager Fund (the “Fund”). The Fund is a non-diversified fund that commenced operations on August 6, 2013.

The Fund’s investment objective is to seek capital appreciation. The Investment Adviser (as defined below) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Investment Adviser allocates the Fund’s assets among investment sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds and may also manage a portion of the Fund’s assets directly.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd., (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. (the “Domestic Subsidiary III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), is a Delaware limited liability company. The Cayman Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodities interests. Domestic Subsidiary III and Domestic Subsidiary IV each is expected to invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of Blackstone Alternative Multi-Manager Fund and the Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the Subsidiaries.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and pursuant to the investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the Sub-Advisers. Each Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

Each of the Fund and the Cayman Subsidiary is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, the Fund values its investment in securities, securities sold short, and derivative financial instruments at fair value. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments (together the “investments”) (the “Valuation Procedures”). The Investment Adviser’s management formed the Fair Value Committee (the “FVC”), to which the Board delegated the authority to develop Valuation Procedures and to provide oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of September 30, 2013.

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, such as common stock, ADR’s and exchange-traded funds, and derivative financial instruments actively traded on recognized exchanges, such as futures contracts and option contracts.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date. Investments in investment funds or hedge funds (“Investee Funds”) are classified as Level 2 if the Fund has the ability to redeem its investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice and there are no other potential liquidity restrictions that could be invoked within 90 days of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, foreign government obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; OTC derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC equity options, and foreign currency options; and forward foreign currency exchange contracts.

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date. Investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions are classified as Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, if applicable. For equity securities traded on more than one exchange, the last reported sales price on the exchange where the equity security is primarily traded is used. Equity securities traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price or the mean for exchange-traded options. If no bid or ask price is available, the prior days’ price will be used, unless it is determined that such prior days’ price no longer reflects fair value. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service to value foreign equity securities that are primarily traded outside of North and South America. The service calculates a factor that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value. The Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Adviser has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s net asset value or its equiavlent in accordance with ASC 946. Such internal process includes the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the net asset value calculation, performing ongoing operational due diligence, review each Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors. If it is determined, based on due diligence and investment monitoring procedures, that the reported net asset value per share or its equivalent of an Investee Fund does not represent fair value, the FVC or the Board, shall estimate the fair value in good faith and as determined under approved policies and procedures. There were no instances of such determination made as of September 30, 2013.

Securities and Other Investments

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related securities (residential and commercial) and asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other asset-backed securities represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although asset-backed securities and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S Government.

Mortgage-backed securities may be either pass-through securities or CMO’s. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

Fund’s broker will execute a stock borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments in securities in the Consolidated Statement of Operations. A realized gain or loss is recognized when the short position is closed as a realized gain or loss from investments in securities in the Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on non-defaulted fixed income securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Cash

At September 30, 2013, the Fund had $264,031,699 in domestic cash and $6,484,412 in foreign cash held at a major US bank.

Foreign Currency Translation

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized gain or loss on foreign currency translation in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Declaration of Trust, each of the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. The Fund expects the risk of loss pursuant to these indemnifications to be remote.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax year and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

Organization Costs

Organizational expenses associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Investment Manager.

Offering Costs

Offering costs are amortized over 12 months on a straight-line basis beginning on the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (defined below) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments’ with collateral. At September 30, 2013, the Fund used the gross method of presentation in the consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and securities pledged by the Fund as collateral are identified in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive, unless explicitly permitted by each respective governing agreement.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

The Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that could be triggered subject to certain circumstances. Such circumstances may include agreed upon net asset value threshold. If triggered, the counterparty could request additional cash margin and/or terminate the contract.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified borrowers in an amount not to exceed 33 1/3% of the value of the Fund’s total assets. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be re-invested for the purchase of investment in securities. Income from securities lending is included in investment income on the Consolidated Statement of Operations. As of September 30, 2013, the market value of securities loaned amounted to $29,382,424, and the Fund had received cash collateral of $30,186,747.

The securities lending agreement entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

The following table is a summary of the Fund’s securities lending agreements by borrower/counterparty which are subject to offset under the securities lending agreement as of September 30, 2013:

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Borrower/Counterparty
BNP Paribas Prime Brokerage, Inc.	105,753	(105,753)	—
Citadel Securities LLC	1,913,997	(1,913,997)	—
Credit Suisse Securities (USA) LLC	430,990	(430,990)	—
Deutsche Bank Securities Inc.	1,703,466	(1,703,466)	—
Goldman Sachs & Co.	5,882,228	(5,882,228)	—
Janney Montgomery Scott LLC	64,845	(64,845)	—
Jefferies LLC	1,098,086	(1,098,086)	—
JP Morgan Clearing Corp.	4,950,280	(4,950,280)	—
JP Morgan Securities LLC	2,311,343	(2,311,343)	—
Merrill Lynch International	1,692,724	(1,692,724)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,304,120	(5,304,120)	—
Newedge USA, LLC	751,929	(751,929)	—
RBC Capital Markets, LLC	869,021	(869,021)	—
RBS Securities Inc.	1,346,735	(1,346,735)	—
Sanford C. Bernstein & CO, LLC	103,614	(103,614)	—
State Street Bank and Trust Company	853,293	(853,293)	—

Total	29,382,424	(29,382,424)	—

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or over-the-counter. Fair value of assets and liabilities related to the Fund’s derivative financial instruments are included in the Consolidated Statement of Assets and Liabilities. The following disclosures contain information on how the Fund uses derivative financial instruments and how the derivative financial instruments affect the Fund’s financial positions, results of operations and cash flows. The derivative financial instruments outstanding as of period end are disclosed in the notes to the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation or depreciation on futures contracts on the Consolidated Statement of Operations. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Options Contracts

The Fund purchases and writes call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Options Written

The Fund’s transactions in written call and put options during the period ended September 30, 2013 were as follows:

	Calls			Puts
	Contracts	Notional (a)	Premiums	Contracts	Notional (a)	Premiums
Options Outstanding, August 6, 2013 (commencement of operations)	—	—	—	—	—	—

Options written	150	75,826,118	$1,452,851	18,807	24,500,000	$1,538,063
Options bought back	(100)	—	(8,755)	(6,883)	(1,170,000)	(334,020)
Options expired	(50)	(6,118)	(19,555)	(150)	—	(8,821)

Options Outstanding, September 30, 2013	—	75,820,000	$1,424,541	11,774	23,330,000	$1,195,222

(a)	Amount shown is in the currency in which the transaction was denominated.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for Swaps identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

OTC and centrally cleared interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities. An upfront payment made by the Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

OTC and centrally cleared interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments.

At September 30, 2013, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swap contracts, premiums paid and unrealized appreciation	$40,599	Swap contracts, premiums received and unrealized depreciation	$30,715
	Centrally cleared swaps, at value (a)	113,278	Centrally cleared swaps, at value (a)	796,951
Equity	Swaps contracts, premiums paid and unrealized appreciation	449,971	Swap contracts, premiums received and unrealized depreciation	2,264,773
	Unrealized appreciation on futures contracts (a)	305,893	Options written, at value	522,497
	Purchased options, at value (b)	1,816,566
Credit	Swaps contacts, premiums paid and unrealized appreciation	1,930,286	Swap contracts, premiums received and unrealized depreciation	495,974
Foreign Exchange	Purchased options, at value (b)	1,748,589	Options written, at value	1,540,096
	Unrealized appreciation on forward foreign currency exchange contracts	349,705	Unrealized depreciation on forward foreign currency exchange contracts	561,979

Total		$6,754,887		$6,212,985

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended September 30, 2013:

Consolidated Statement of Operations Location—Net Realized Gain (loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options contracts (a)	$28,072	$—	$(561,591)	$—	$(533,519)
Forward foreign currency exchange contracts	—	—	—	(275,148)	(275,148)
Future contracts	—	—	(2,368,443)	—	(2,368,443)
Swap contracts	(221,665)	103,406	750,149	—	631,890
Options written	—	—	84,140	—	84,140

	$(193,593)	$103,406	$(2,095,745)	$(275,148)	$(2,461,080)

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options contracts (b)	$—	$—	$(398,782)	$—	$(398,782)
Forward foreign currency exchange contracts	—	—	—	(212,274)	(212,274)
Future contracts	—	—	305,893	—	305,893
Swap contracts	(527,616)	(241,946)	(1,814,802)	—	(2,584,364)
Options written	—	—	557,170	—	557,170

	$(527,616)	$(241,946)	$(1,350,521)	$(212,274)	$(2,332,357)

(a)

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)

Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

The average notional amounts below represent the average volume for the period ended September 30, 2013:

Derivative Description	Average Notional (c)
Purchased Options Contracts	$23,704,143
Forward Foreign Currency Exchange Contracts	$58,915,280
Futures Contracts	$21,984
Swap Contracts	$328,731,231
Options Written	$52,347,800

(c)	Averages are based on activity levels during the period August 6, 2013 (commencement of operations) through September 30, 2013.

Netting Arrangements

The Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2013.

	Assets	Liabilities
Description:
Purchased options (a)	$3,565,155	$—
Forward foreign currency exchange contracts	349,705	(561,979)
Swaps	2,689,413	(3,060,019)
Options written	—	(2,062,593)
Futures contracts	683,194	—
Centrally cleared derivative financial instruments	—	(43,492)

Total gross amounts of derivative financial instrument assets and liabilities	$7,287,467	$(5,728,083)
Derivative financial instruments not subject to MNA	(2,108,641)	525,281

Total gross amounts subject to MNA	$5,178,826	$(5,202,802)

(a)	Value of options purchased as reported in the Consolidated Schedule of Investments; amount is classified as investment in securities in the Consolidated Statement of Assets and Liabilities.

The following table represents the Funds’ derivative financial instrument asset and liabilities by counterparty net of amounts available for offset under a MNA and net of related collateral received/pledged by the Fund as of September 30, 2013:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received (4)	Non-Cash Collateral (6)	Net Amount (2)
By Counterparty (1)
JP Morgan Chase Bank N.A.	$1,924,402	$(1,788,600)	$—	$—	$135,802
Morgan Stanley Capital Services LLC	191,116	(191,116)	—	—	—

Domestic Subsidiary III
Morgan Stanley Capital Services LLC	613,698	(141,330)	(472,368)	—	—
JP Morgan Chase Bank N.A.	661,262	(545,862)	—	—	115,400
State Street Bank and Trust	21,358	(21,358)	—		—
Credit Suisse International	1,266,664	(118,047)	—	(709,561)	439,056

Domestic Subsidiary IV
Morgan Stanley & Co, LLC	50,355	(614)	—	—	49,741
Morgan Stanley Capital Services LLC	449,971	(79,546)	(276,173)	—	94,252

	$5,178,826	$(2,886,473)	$(748,541)	$(709,561)	$834,251

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged (5)	Non-Cash Collateral	Net Amount (3)
By Counterparty (1)
JP Morgan Chase Bank N.A.	$(1,788,600)	$1,788,600	—	—	$—
Morgan Stanley Capital Services LLC	(281,573)	191,116	—	—	(90,457)

Domestic Subsidiary III
Morgan Stanley Capital Services LLC	(141,330)	141,330	—	—	—
JP Morgan Chase Bank N.A.	(545,862)	545,862	—	—	—
State Street Bank and Trust	(62,003)	21,358	—	—	(40,645)
Credit Suisse International	(118,047)	118,047	—	—	—
Credit Suisse Securities (Europe) Limited	(3,213)	—	—	—	(3,213)

Domestic Subsidiary IV
Morgan Stanley & Co, LLC	(614)	614	—	—	—
Morgan Stanley Capital Services LLC	(79,546)	79,546	—	—	—

Cayman Subsidiary
Morgan Stanley & Co International plc	(2,182,014)	—	$2,182,014	—	—

	$(5,202,802)	$2,886,473	$2,182,014	$—	$(134,315)

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(6)	At September 30, 2013, the Fund received U.S. Treasury Notes/Bonds as collateral for derivative financial instruments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2013:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Securities:
Common Stock	$288,707,278	$55,464,216	$—	$344,171,494
Preferred Stock	—	1,047,811	—	1,047,811
Asset-Backed Securities	—	1,940,200	—	1,940,200
Convertible Bonds	—	16,601,458	—	16,601,458
Corporate Bonds & Notes	—	241,543,171	—	241,543,171
Bank Loan	—	20,240,000	—	20,240,000
Foreign Government	—	17,851,605	—	17,851,605
Mortgage-Backed Securities	—	72,429,529	—	72,429,529
Trade Claims	—	19,500,000	—	19,500,000
U.S. Government Sponsored Agency Securities
Securities	—	31,107,209	—	31,107,209
U.S. Treasury Bonds & Notes	—	4,951,560	—	4,951,560
Exchange-Traded Funds	2,032,071	—	—	2,032,071
Investment in Investee Fund (a)	—	—	25,360,000	25,360,000
Purchased Options	1,425,447	2,139,708	—	3,565,155
Total Investments in Securities	$292,164,796	$484,816,467	$25,360,000	$802,341,263

Forward Foreign Currency Exchange Contracts	—	349,705	—	349,705
Futures Contracts	305,893	—	—	305,893
OTC Credit Default Swaps	—	1,930,286	—	1,930,286
OTC Total Return Swaps	—	449,971	—	449,971
Interest Rate Swaps	—	153,877	—	153,877
Total Assets	$292,470,689	$487,700,306	$25,360,000	$805,530,995

Liability Description	Level 1	Level 2	Level 3	Total
Securities Sold Short	$162,155,656	$11,241,066	$—	$173,396,722
Options Written	481,789	1,580,804	—	2,062,593
Forward Foreign Currency Exchange Contracts	—	561,979	—	561,979
OTC Credit Default Swaps	—	495,974	—	495,974
OTC Total Return Swaps	—	82,759	—	82,759
Interest Rate Swaps	—	827,666	—	827,666
OTC Total Return Index Swap	—	2,182,014	—	2,182,014
Total Liabilities	$162,637,445	$16,972,262	$—	$179,609,707

(a)

The classification of investment in Investee Fund includes in the table above is meant to be indicative of the Fund’s classification of its investment in Investee Fund. It is not meant to be indicative of the classification of the investments in the underlying portfolio of the Investee Fund.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Investment in Securities — Investment in Investee Fund
Balance as of August 6, 2013	—
Purchases	$25,000,000
Sales	—
Transfers In	—
Transfers Out	—
Net realized gain (loss)	—
Net change in unrealized appreciation	$360,000

Balance as of September 30, 2013	$25,360,000

Net change in unrealized appreciation related to investments still held as of September 30, 2013	$360,000

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the year.

Realized and unrealized gains and losses recorded for Level 3 investments are reported as net realized gain from investments in securities net unrealized appreciation from investments in securities in the Consolidated Statement of Operations.

U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets and/or liabilities categorized as Level 3 within the fair value hierarchy. The disclosure requirement excludes investments for which fair value is based on unobservable but non-quantitative inputs. Such items include investment in Investee Fund for which fair value is determined based on net asset value, or its equivalent, as a practical expedient for fair value. As of September 30, 2013, the Fund did not hold any Level 3 investments with significant unobservable inputs.

Major Investment Strategies

The following table summarizes investment in Investee Fund, by investment strategy, the unfunded commitment of the strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund. In instances where redemptions were restricted, the maximum remaining redemption restriction period is disclosed. Where the remaining redemption restriction period is not known, the date the redemption restriction commenced is disclosed.

Investment in Investee Fund by Strategy	Unfunded Commitment $	Category (A)		Category (B)		Total $ (A)+(B)
		Amount $	Maximum Remaining Redemption Restriction Period	Amount $	Redemption Restriction Commencement Date

Equity (1)(2)	N/A	$25,360,000	N/A	—	N/A	$25,360,000

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

Category (A) Investment in Investee Fund cannot be redeemed and the maximum remaining redemption restriction period is disclosed. The maximum remaining redemption restriction period is based on the restriction period for the Investee Fund as defined in the Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investment in the Investee Fund. The Fund’s investment in a particular Investee Fund classified within the strategy above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Category (B) Investment in Investee Fund cannot be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)	Investment in Investee Fund is redeemable quarterly upon 45 days’ written notice.

6. Purchase and Sale of Fund Shares

The Fund currently offers Class I shares (the “Shares”). Class I shares are offered to investors who are clients of investment advisors, consultants, broker dealers or other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with Blackstone Advisory Partners L.P. to offer the Shares. Class I shares may also be offered for investment by personnel of the Investment Adviser, and as otherwise may be determined by the Board.

Shares of the Fund may be purchased or redeemed each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Management Fee

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund will pay the Investment Adviser a management fee (the “Fund Management Fee”), quarterly in arrears (accrued on a daily basis), equal to 1.95% (annualized) of the Fund’s average daily net assets, excluding the net assets of the Subsidiaries. The Investment Adviser receives additional compensation (the “Subsidiary Management Fee,” and together with the Fund Management Fee, the “Management Fee”), quarterly in arrears (accrued on a daily basis), equal to 1.95% (annualized) of the Subsidiaries’ average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers will be compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement (the “Agreement”) with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

0.45% per annum of the Fund’s net assets (the “Total Expense Cap”). Specified Expenses includes all expenses incurred by the Fund with the exception of (i) the Management Fee, (ii) the distribution or service fees, (iii) acquired fund fees and expenses, (iv) brokerage and trading costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (vi) taxes, (vii) dividends and interest on short positions, and (viii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”). To the extent the estimated annualized Specified Expenses for any month exceeds the Total Expense Cap, the Investment Adviser will waive its fees and/or make payments to the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Agreement at any time in its sole discretion after May 31, 2016. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses are less than the lower of the Total Expense Cap and any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap. As of September 30, 2013, the repayments that potentially may be made by the Fund to the Investment Adviser total $2,013,496.

Expense Payments

The Investment Adviser pays expenses on behalf of the Fund and is subsequently reimbursed for such payments. Subject to the Expense Limitation and Reimbursement Agreement, the Fund was allocated $2,013,496 of the repayment amount which reduced the amount payable by the Fund to the Investment Manager for reimbursement of such expenses. As of September 30, 2013, the Fund had $899,394 receivable from the Investment Adviser recorded in the Consolidated Statement of Assets and Liabilities.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund.

Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts its exposure to credit and counterparty losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for over-the-counter traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement may permit net amounts owed under each transaction to be net to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund may be difficult sell, or illiquid, particular during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that maybe invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the fund’s investment portfolio may be subject to greater risk and volatility that if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s prospectus includes a discussion of the principal risks of investing in the Fund.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued) (Unaudited)

For the Period August 6, 2013 (commencement of operations)

to September 30, 2013

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the period ended September 30, 2013 were as follows:

Purchases	$942,841,969
Sales	$190,911,941

11. Subsequent Events

The Fund has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the commencement of operations and held through the period ended September 30, 2013.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended September 30, 2013.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/6/2013	Ending Account Value 9/30/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$1,002.00	$ 4.62
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.73	$15.42

1	“Actual” expense information for the Fund is for the period from August 6, 2013 (commencement of operations) to September 30, 2013. Actual expenses are equal to the Fund’s annualized net expense ratio of 3.06%, multiplied by 55/365 (to reflect the period from commencement of operations to September 30, 2013). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Unaudited)

September 30, 2013

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Fund’s Declaration of Trust. The Trustees were elected by the initial shareholder of the Fund.

Sub-Advisers

The Investment Adviser has engaged the following entities as sub-advisers (each, a “Sub-Adviser,” and together, the “Sub-Advisers”) to provide investment management services to the Fund or to one or more Subsidiaries:

•	Bayview Asset Management, LLC
•	Boussard & Gavaudan Asset Management, LP
•	BTG Pactual Asset Management US, LLC
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	Credit Suisse Hedging-Griffo Servicos Internacionais S.A.
•	Good Hill Partners LP
•	HealthCor Management, L.P.
•	Nephila Capital, Ltd.
•	Two Sigma Advisers, LLC
•	Wellington Management Company, LLP

Compensation for Trustees

The Fund pays no compensation to any of its officers or to Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Fund $30,000 per fiscal year for his or her services to the Fund, and the Chairpersons of the Board and the Audit Committee are each paid an additional $3,000 per fiscal year. In addition, the Independent Trustees also were paid a one-time fee of $7,500 for his or her services related to the organizational meetings of the Fund. Trustees are reimbursed by the Fund for their travel expenses related to Board meetings.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities from its inception through June 30, 2014 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued) (Unaudited)

September 30, 2013

Board Approval of the Investment Management and Sub Fund Investment Management Agreements

At an organizational meeting of the Board held in person on April 29, 2013, the Board, including all of the Independent Trustees, considered and unanimously approved the following agreements:

(1)	investment management agreement (“Investment Management Agreement”) between BAIA and the Trust, on behalf of the Fund;
(2)	investment management agreement (“Sub II Agreement”) between BAIA and Blackstone Alternative Multi-Manager Sub Fund II Ltd. (“Sub Fund II”); and
(3)	investment management agreement (“Sub III Agreement”) between BAIA and Blackstone Alternative Multi-Manager Sub Fund III L.L.C. (“Sub Fund III”).

In addition, at an organizational meeting of the Board held in person on July 11, 2013, the Board, including a majority of the Independent Trustees, considered and unanimously approved the investment management agreement (“Sub IV Agreement”) between BAIA and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. (“Sub Fund IV”). Sub Fund II, Sub Fund III, and Sub Fund IV are collectively referred to herein as the “Sub Funds” and each a “Sub Fund.” The Sub II Agreement, Sub III Agreement, and Sub IV Agreement are collectively referred to herein as the “Sub Fund Investment Management Agreements.” Because each Sub Fund is a wholly-owned subsidiary of the Fund, references to the Fund below should be understood to be references to the Fund and the Sub Funds.

The Independent Trustees were assisted in their review of the Investment Management Agreement and the Sub Fund Investment Management Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Investment Management Agreement and the Sub Fund Investment Management Agreements. Prior to the meetings, the Board received, among other things, (a) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating the Investment Management Agreement and the Sub Fund Investment Management Agreements; (b) materials prepared by BAIA relating to, among other things, BAIA’s qualifications to serve as investment manager; analysis of the fees and expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) as compared with a peer group of funds; analysis of BAIA’s expected profitability from providing services to the Fund and Sub Funds; and information regarding BAIA’s Code of Ethics and compliance program; and (c) materials prepared by an outside firm, unaffiliated with the Fund, the Sub Funds, or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) to those of a peer group of funds determined by the Service Provider.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Investment Management Agreement and the Sub Fund Investment Management Agreements, the expected operations of the Fund, and other relevant considerations. The Independent Trustees met with representatives of BAIA separately in executive session to consider the information BAIA provided. They also met in executive session with their independent legal counsel. In evaluating the agreements, the Board took into account the fact that BAIA serves as investment adviser to, and receives a management fee from, the Fund and the Sub Funds, but does not receive a management fee from the Fund with respect to assets of the Sub Fund so that there is no duplicative payment of management fees. Following this discussion, the Board, including all of the Independent Trustees, determined to approve the Investment Management

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued) (Unaudited)

September 30, 2013

Agreement and each of the Sub Fund Investment Management Agreements for an initial term of two years on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board considered the investment management and other services that would be provided to the Fund by BAIA in light of the Fund’s structure, investment objective, strategies, and other characteristics. The Board noted that the Fund would employ a “manager of managers” structure, whereby BAIA would be responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing their day-to-day management of the Fund’s assets. The Board discussed BAIA’s personnel, operations, and financial condition, including BAIA’s (1) significant investment in, commitment to, and ability to retain key personnel; (2) focus on analysis of complex asset categories, including a variety of alternative investments; (3) disciplined investment approach and commitment to investment principles; (4) significant investment in and commitment to personnel, including additional hiring and extensive training, and infrastructure, including research, risk management and portfolio management analytics; (5) significant compliance efforts; (6) oversight of and plan for distribution; and (7) ability to identify, select, and provide ongoing oversight and monitoring of quality sub-advisers and other service providers. The Board noted the status of Blackstone Alternative Asset Management L.P. (“BAAM”), an affiliate of BAIA, as one of the largest discretionary hedge fund allocators and the expected associated competitive advantages in structuring and supervising a group of sub-advisers that were expected to come principally from the hedge fund industry. The Board concluded that the nature, extent, and quality of the management and advisory services to be provided were appropriate and thus supported a decision to approve the Investment Management Agreement and Sub Fund Investment Management Agreements.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board discussed the proposed advisory fee, the resources that BAIA had devoted to the Fund and the Sub Funds, and the information BAIA provided regarding the profitability to BAIA from providing advisory services to the Fund. The Board reviewed the Fund’s management fee rate and the total expense ratio compared to those of a peer group of funds determined by the Service Provider. The Board took into account the guidance provided by a prospective distribution partner regarding its understanding of the market and fee arrangements for comparable funds, as well as the significant investment by, and cost to, BAIA regarding the service infrastructure needed to support the Fund and its investors. The Board noted that the proposed management fee would include any fees that would be payable to the sub-advisers and considered BAIA’s undertaking to limit certain expenses of the Fund that exceed a specified level. The Board, recognizing that there was not yet profitability data to evaluate for the Fund, considered the proposed profits estimated to be realized by BAIA and its affiliates from its relationship with the Fund and noted that additional data would be provided after the Fund commenced operations. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique and highly specialized nature of the Fund’s investment program, and the estimated costs associated with managing the Fund, the Board concluded that the level of investment management fees was appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and BAIA’s undertaking to limit certain expenses.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with BAIA, including economies of scale. While noting that the management fees would not decrease as the level of Fund assets increased, the Board concluded that the management fees reflected the complexity of the Fund’s operations and the fact that, as the assets of the Fund increased, the complexity of the Fund’s operations would potentially increase through retention of additional sub-advisers employing diverse

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued) (Unaudited)

September 30, 2013

investment strategies. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, with respect to different asset sizes of the Fund, in the future.

Investment Performance of the Investment Adviser

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance.

Other Benefits

The Board discussed other benefits that BAIA may receive from the Fund, including the ability to leverage the infrastructure designed to service the Fund on behalf of other clients, soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to Fund shareholders. The Board noted that BAIA indicated they did not expect to receive significant ancillary benefits as a result of their relationship with the Fund and that BAIA would not realize significant “fall out” benefits from its relationship with the Fund. The Board concluded that other benefits derived by BAIA from its relationship with the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and investors therein, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management Agreement and each of the Sub Fund Investment Management Agreements were fair and reasonable with respect to the services that BAIA would provide to the Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Investment Management Agreement and Sub Fund Investment Management Agreements, the Board concluded that the terms of each agreement were reasonable and fair and noted that they would have the opportunity to periodically re-examine the terms of the Investment Management Agreement and Sub Fund Investment Management Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

Board Consideration of the Sub-Advisory Agreements

At organizational meetings of the Board held in person on May 14, 2013, June 19-20, 2013 and July 31, 2013, the Board, including all of the Independent Trustees considered and unanimously approved the sub-advisory agreements (“Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

•	Bayview Asset Management, LLC
•	Boussard & Gavaudan Asset Management, LP
•	BTG Pactual Asset Management US, LLC
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	Credit Suisse Hedging-Griffo Servicos Internacionais S.A.
•	Good Hill Partners LP
•	HealthCor Management, L.P.
•	Nephila Capital, Ltd.
•	Two Sigma Advisers, LLC
•	Wellington Management Company, LLP

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued) (Unaudited)

September 30, 2013

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. The Board noted that BAIA and the Fund would rely on an exemptive order from the SEC that would permit the Fund to add or replace sub-advisers to the Fund without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and certain other conditions are met. Prior to the meetings, the Board received, among other things, (a) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating the Sub-Advisory Agreements; (b) materials prepared by BAIA relating to each Sub-Adviser, including (1) summary information regarding: the investment thesis; strengths; a comparison to hedge fund strategies; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of relevant valuation, liquidity, trade execution, allocation, and compliance matters; and a summary of the key terms of the relevant Sub-Advisory Agreement; (2) information in greater detail regarding the Sub-Adviser’s investment thesis, investment strategy, investment process, portfolio construction, organizational history and ownership, quantitative analysis, peer group analysis, risk review, and business and financial evaluation; (3) information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure; (4) a summary of the Sub-Adviser’s compliance program; and (5) information regarding the role of each Sub-Adviser as part of the Fund’s portfolio; and (c) materials prepared by each Sub-Adviser that addressed, among other things: (1) general financial information; (2) services and personnel; (3) portfolio management; (4) costs, fees, other benefits, and profitability; and (5) risk management and regulatory compliance matters.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) met telephonically with their independent legal counsel on several occasions to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee and would not increase the fees or expenses otherwise incurred by the Fund’s shareholders. Following this discussion, the Board, including all of the Independent Trustees, determined to approve each of the Sub-Advisory Agreements for an initial term of two years on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition; (2) investment expertise; (3) percentage of Fund assets to be allocated to the Sub-Adviser; (4) expected return on the assets that would be managed by the Sub-Adviser; (5) where applicable, the Sub-Adviser’s experience and performance in managing hedge funds and other products in which BAAM funds had invested, the existing relationship between the Sub-Adviser and BAAM, and the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its hedge fund strategy; and (6) the experience and depth of the Sub-Adviser’s portfolio management team and its ability to manage risk. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the proposed sub-advisory fee for managing the allocated Fund assets, including any breakpoints, discounts, exclusivity periods, or “most-favored nations” provisions, the Sub-Adviser’s resources devoted to the Fund, and (where available) the information provided by each Sub-Adviser regarding the profitability to the Sub-Adviser from providing sub-advisory services to the Fund. Where applicable, the Board reviewed the

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued) (Unaudited)

September 30, 2013

performance of the Sub-Adviser’s comparable hedge fund as compared to relevant indices, as well as information about the management fees borne by those funds. The Board considered the specific resources the Sub-Adviser would devote to the Fund for analysis, risk management, compliance, and order execution and the extent to which the Sub-Adviser’s investment process would be scalable. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by the Fund’s shareholders. On the basis of the Board’s review of the fees to be charged by each Sub-Adviser for investment sub-advisory services, the relatively unique and highly specialized nature of the portfolio that the Sub-Adviser would manage, and the estimated costs associated with managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that all of the Sub-Advisory Agreements were the result of arms-length negotiations.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including economies of scale. In the case of certain Sub-Advisers, the Board noted that the sub-advisory fees would decrease as the level of portfolio assets increased and/or that the fees were discounted. The Board noted that while the sub-advisory fees would not decrease as the level of portfolio assets increased, the assets to be managed by such Sub-Advisers were expected to be relatively modest in size in the first year of operations. The Board noted that certain Fund expenses would be subject to an expense cap and determined that because the Fund had not commenced operations, it was premature to discuss changes to and/or additional breakpoints. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.

Investment Performance of the Sub-Advisers

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. The Trustees reviewed historical investment performance generated by each Sub-Adviser for other funds managed by the Sub-Adviser, but noted that the Fund was different in structure and, as a result, its investment program and performance would differ from those of the other funds.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Fund, including the ability to leverage the infrastructure designed to service the Fund on behalf of other clients, soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to Fund shareholders. The Board noted that none of the Sub-Advisers indicated that it expected to receive significant ancillary benefits as a result of its relationship with BAIA, BAAM, or the Fund and that none of the Sub-Advisers expected to realize significant “fall out” benefits from its relationship with BAIA, BAAM, or the Fund. The Board concluded that other benefits derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and investors therein, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Supplemental Information (Continued) (Unaudited)

September 30, 2013

Sub-Advisory Agreements, the Board concluded that the terms of each Sub-Advisory Agreement were reasonable and fair and noted that they would have the opportunity to periodically re-examine the terms of the Sub-Advisory Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

Additional Information

The Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Blackstone Alternative Multi-Manager Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator, Custodian

and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Peter Koffler, Chief Compliance Officer

Scott Sherman, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

Two World Financial Center

New York, New York 10281

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Manager Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.blackstone.com/blackstone-alternative-multi-manager-fund. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Stockholders filed under item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date December 6, 2013

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date December 6, 2013